Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 66.9% Value
Asset-Backed Securities  6.3%
AGL CLO 13, Ltd.
$ 500,000
6.073%,  (TSFR3M +
1.800%), 10/20/2034, Ser.
2021-13A, Class CR
a,b
$ 500,284
Anchorage Capital CLO 20, Ltd.
850,000
7.526%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
851,879
Anchorage Capital CLO 21, Ltd.
1,225,000
6.226%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,227,171
Avis Budget Rental Car Funding
AESOP, LLC
925,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
941,678
1,750,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
1,747,604
Balboa Bay Loan Funding, Ltd.
750,000
6.276%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
749,991
1,050,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,050,595
Barings CLO, Ltd.
1,150,000
6.229%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
1,149,960
Barings Loan Partners CLO, Ltd. 2
1,500,000
5.976%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
1,499,657
Battalion CLO XI, Ltd.
2,000,000
6.269%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
2,000,152
Battalion CLO XXI, Ltd.
2,500,000
6.318%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
2,499,915
Business Jet Securities, LLC
721,536
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
714,086
CarVal CLO, Ltd.
1,700,000
8.026%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,702,973
Cascade Funding Mortgage Trust,
LLC
32,876
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
32,853
Dryden 72 CLO, Ltd.
1,075,000
5.861%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,077,232
Hertz Vehicle Financing III, LLC
1,425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,439,943
750,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
757,013
Hotwire Funding, LLC
1,500,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,525,376
Principal
Amount Long-Term Fixed Income  66.9% Value
Asset-Backed Securities  6.3% - continued
HTAP Issuer Trust
$ 657,419
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
$ 655,575
LCM 41, Ltd.
2,900,000
7.918%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
2,912,168
Marathon CLO, Ltd.
1,700,000
5.868%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
1,700,860
MetroNet Infrastructure Issuer, LLC
1,000,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
1,014,938
MFA Trust
661,229
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
662,033
Pagaya AI Debt Grantor Trust
499,749
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
502,230
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
434,416
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
437,477
Palmer Square Loan Funding, Ltd.
250,000
6.018%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,180
825,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
818,014
Park Blue CLO, Ltd.
1,700,000
6.506%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
1,707,857
Point Securitization Trust
1,460,929
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
1,461,150
PRET, LLC
1,650,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,c
1,655,880
1,155,254
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
1,163,392
PRPM, LLC
1,500,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,c
1,364,038
825,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,c
825,276
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
498,977
RFS Asset Securitization V, LLC
1,350,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
1,356,994
Rockford Tower CLO, Ltd.
1,850,000
6.113%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,850,664
1,500,000
6.218%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
1,503,437

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Asset-Backed Securities  6.3% - continued
Saxon Asset Securities Trust
$ 567,623
3.030%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 510,064
Sculptor CLO XXVIII, Ltd.
1,700,000
6.276%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,700,394
Signal Peak CLO 1, Ltd.
1,100,000
6.272%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,100,531
Sunnova Hestia II Issuer, LLC
1,140,169
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,141,480
Symphony CLO XX, Ltd.
1,050,000
7.318%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,051,810
TCW CLO, Ltd.
1,400,000
6.119%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
1,400,421
Unlock HEA Trust
1,331,623
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,337,221
1,266,544
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,269,658
599,291
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
598,201
Vericrest Opportunity Loan
Transferee
538,584
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
538,628
1,616,948
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
1,617,215
1,211,015
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
1,211,186
290,530
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
290,289
1,830,584
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,830,720
418,501
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
416,793
Veros Auto Receivables Trust
795,374
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
798,262
Whitebox CLO I, Ltd.
500,000
6.319%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
500,368
Wind River CLO, Ltd.
272,905
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
272,912
Zayo Issuer, LLC
1,675,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a,e
1,685,266
Total 63,080,921
Basic Materials  0.7%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
167,000 8.625%,  6/15/2029
a
176,776
Principal
Amount Long-Term Fixed Income  66.9% Value
Basic Materials  0.7% - continued
Alumina, Pty. Ltd.
$ 200,000 6.125%,  3/15/2030
a
$ 204,539
Avient Corporation
84,000 6.250%,  11/1/2031
a
85,304
Axalta Coating Systems Dutch
Holding B BV
163,000 7.250%,  2/15/2031
a
170,534
Cascades, Inc./Cascades USA,
Inc.
167,000 6.750%,  7/15/2030
a
170,090
Celanese US Holdings, LLC
45,000 6.850%,  11/15/2028 46,698
75,000 6.500%,  4/15/2030
f
75,490
55,000 6.629%,  7/15/2032 56,200
25,000 6.750%,  4/15/2033
f
24,895
Cerdia Finanz GmbH
56,000 9.375%,  10/3/2031
a
59,290
Chemours Company
270,000 5.750%,  11/15/2028
a
263,351
Cleveland-Cliffs, Inc.
210,000 4.625%,  3/1/2029
a
202,326
118,000 4.875%,  3/1/2031
a
110,165
78,000 7.375%,  5/1/2033
a
79,628
118,000 6.250%,  10/1/2040 100,358
Consolidated Energy Finance SA
324,000 5.625%,  10/15/2028
a
269,889
CVR Partners, LP/CVR Nitrogen
Finance Corporation
90,000 6.125%,  6/15/2028
a
89,854
Eastman Chemical Company
240,000 5.000%,  8/1/2029 244,408
First Quantum Minerals, Ltd.
72,000 9.375%,  3/1/2029
a
76,307
86,000 8.625%,  6/1/2031
a
90,366
FMC Corporation
170,000 8.450%,  11/1/2055
b
179,415
Fortescue Treasury, Pty. Ltd.
118,000 5.875%,  4/15/2030
a
120,935
Hecla Mining Company
89,000 7.250%,  2/15/2028 89,805
INEOS Finance plc
353,000 7.500%,  4/15/2029
a,f
343,433
Magnera Corporation
231,000 7.250%,  11/15/2031
a
217,366
Mercer International, Inc.
143,000 5.125%,  2/1/2029 105,407
Methanex Corporation
119,000 5.250%,  12/15/2029
f
118,825
25,000 5.650%,  12/1/2044 21,345
Methanex US Operations, Inc.
102,000 6.250%,  3/15/2032
a
103,782
Mineral Resources, Ltd.
192,000 9.250%,  10/1/2028
a
201,179
36,000 7.000%,  4/1/2031
a,e
36,466
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
200,000 5.350%,  3/15/2034 208,607
Novelis Corporation
124,000 4.750%,  1/30/2030
a
119,619
150,000 3.875%,  8/15/2031
a
136,753
Olin Corporation
104,000 6.625%,  4/1/2033
a
104,536

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Basic Materials  0.7% - continued
Peabody Energy Corporation,
Convertible
$ 389,000 3.250%,  3/1/2028 $ 582,996
Qnity Electronics, Inc.
229,000 5.750%,  8/15/2032
a
230,747
Smurfit Kappa Treasury, ULC
210,000 5.777%,  4/3/2054 214,140
SNF Group SACA
231,000 3.375%,  3/15/2030
a
214,446
Solstice Advanced Materials, Inc.
91,000 5.625%,  9/30/2033
a
91,301
Steel Dynamics, Inc.
114,000 5.250%,  5/15/2035 116,487
SunCoke Energy, Inc.
278,000 4.875%,  6/30/2029
a
259,827
Taseko Mines, Ltd.
248,000 8.250%,  5/1/2030
a
262,668
Total 6,676,553
Capital Goods  1.7%
Advanced Drainage Systems, Inc.
242,000 6.375%,  6/15/2030
a
246,286
AECOM
185,000 6.000%,  8/1/2033
a
189,142
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
96,000 7.000%,  5/21/2030
a
99,293
Amrize Finance US, LLC
131,000 5.400%,  4/7/2035
a
134,948
Amsted Industries, Inc.
213,000 6.375%,  3/15/2033
a
218,619
Array Technologies, Inc.,
Convertible
303,000 1.000%,  12/1/2028 262,327
447,000 2.875%,  7/1/2031
a
568,360
ATI, Inc.
140,000 7.250%,  8/15/2030 146,956
Axon Enterprise, Inc.
38,000 6.125%,  3/15/2030
a
39,027
38,000 6.250%,  3/15/2033
a
39,113
Axon Enterprise, Inc., Convertible
197,000 0.500%,  12/15/2027 617,595
BAE Systems plc
200,000 5.500%,  3/26/2054
a,f
202,812
Boeing Company
136,000 6.858%,  5/1/2054 155,136
222,000 2.196%,  2/4/2026 220,319
197,000 3.250%,  3/1/2028 192,320
293,000 5.150%,  5/1/2030 300,664
68,000 6.528%,  5/1/2034 75,172
Bombardier, Inc.
258,000 7.250%,  7/1/2031
a
273,488
338,000 7.000%,  6/1/2032
a,f
353,272
48,000 6.750%,  6/15/2033
a
50,091
Brundage-Bone Concrete
Pumping Holdings, Inc.
75,000 7.500%,  2/1/2032
a
75,776
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
a
247,458
96,000 6.750%,  5/15/2035
a
100,237
Canpack SA/Canpack US, LLC
215,000 3.875%,  11/15/2029
a
201,755
Principal
Amount Long-Term Fixed Income  66.9% Value
Capital Goods  1.7% - continued
Carrier Global Corporation
$ 265,000 2.722%,  2/15/2030 $ 248,354
Chart Industries, Inc.
101,000 7.500%,  1/1/2030
a
105,114
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
a
58,661
42,000 6.875%,  1/15/2030
a
43,084
42,000 8.750%,  4/15/2030
a
43,144
98,000 6.750%,  4/15/2032
a
100,534
Crown Cork & Seal Company, Inc.
142,000 7.375%,  12/15/2026 146,431
Deere & Company
129,000 5.700%,  1/19/2055 135,679
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
252,000 6.625%,  12/15/2030
a
259,043
ESAB Corporation
98,000 6.250%,  4/15/2029
a
100,676
Fluor Corporation, Convertible
398,000 1.125%,  8/15/2029 472,227
General Dynamics Corporation
71,000 4.950%,  8/15/2035 72,326
GFL Environmental, Inc.
230,000 4.000%,  8/1/2028
a
224,544
Greenbrier Companies, Inc.,
Convertible
241,000 2.875%,  4/15/2028 257,966
Herc Holdings, Inc.
76,000 5.500%,  7/15/2027
a
75,810
194,000 6.625%,  6/15/2029
a
199,336
121,000 7.000%,  6/15/2030
a
125,686
87,000 7.250%,  6/15/2033
a
90,819
Honeywell International, Inc.
272,000 5.250%,  3/1/2054 261,805
Howmet Aerospace, Inc.
205,000 6.750%,  1/15/2028 216,900
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 193,277
Ingersoll Rand, Inc.
68,000 5.700%,  8/14/2033 72,238
JBT Marel Corporation,
Convertible
316,000 0.250%,  5/15/2026 317,991
381,000 0.375%,  9/15/2030
a
370,141
John Deere Capital Corporation
144,000 3.900%,  6/7/2032 140,383
67,000 5.150%,  9/8/2033 70,030
Lockheed Martin Corporation
187,000 5.200%,  2/15/2064 176,462
Martin Marietta Materials, Inc.
111,000 5.150%,  12/1/2034 113,281
Mirion Technologies, Inc.,
Convertible
412,000 0.250%,  6/1/2030
a
506,966
367,000 Zero Coupon,  10/1/2031
a
393,799
Mueller Water Products, Inc.
249,000 4.000%,  6/15/2029
a
239,784
Nesco Holdings II, Inc.
73,000 5.500%,  4/15/2029
a
71,491
New Enterprise Stone and Lime
Company, Inc.
189,000 5.250%,  7/15/2028
a
187,256

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Capital Goods  1.7% - continued
Northrop Grumman Corporation
$ 275,000 5.200%,  6/1/2054 $ 261,835
63,000 4.700%,  3/15/2033 63,439
OI European Group BV
251,000 4.750%,  2/15/2030
a
239,529
Owens-Brockway Glass Container,
Inc.
216,000 6.625%,  5/13/2027
a
215,600
Patrick Industries, Inc., Convertible
186,000 1.750%,  12/1/2028 301,506
Quikrete Holdings, Inc.
377,000 6.375%,  3/1/2032
a
390,513
QXO Building Products, Inc.
145,000 6.750%,  4/30/2032
a
150,132
Republic Services, Inc.
131,000 5.000%,  12/15/2033 135,370
Resideo Funding, Inc.
246,000 6.500%,  7/15/2032
a
252,127
Reworld Holding Corporation
111,000 4.875%,  12/1/2029
a
104,392
Roller Bearing Company of
America, Inc.
82,000 4.375%,  10/15/2029
a
79,642
RTX Corporation
575,000 4.500%,  6/1/2042 519,967
Sealed Air Corporation/Sealed Air
Corporation (US)
188,000 6.125%,  2/1/2028
a
190,597
Siemens Funding BV
198,000 5.800%,  5/28/2055
a
212,452
Smyrna Ready Mix Concrete, LLC
280,000 8.875%,  11/15/2031
a,f
295,664
Spirit AeroSystems, Inc.
353,000 4.600%,  6/15/2028
f
352,547
60,000 9.750%,  11/15/2030
a
65,988
SRM Escrow Issuer, LLC
85,000 6.000%,  11/1/2028
a
85,027
Standard Building Solutions, Inc.
209,000 6.250%,  8/1/2033
a
211,797
Standard Industries, Inc./NY
118,000 4.750%,  1/15/2028
a
116,985
118,000 3.375%,  1/15/2031
a
106,857
Textron, Inc.
196,000 3.650%,  3/15/2027 194,040
TopBuild Corporation
45,000 5.625%,  1/31/2034
a
44,836
Trane Technologies Financing, Ltd.
151,000 5.100%,  6/13/2034 155,025
TransDigm, Inc.
75,000 6.750%,  8/15/2028
a
76,429
416,000 7.125%,  12/1/2031
a
433,925
347,000 6.625%,  3/1/2032
a
357,252
143,000 6.000%,  1/15/2033
a
144,585
23,000 6.250%,  1/31/2034
a,f
23,654
46,000 6.750%,  1/31/2034
a
47,562
United Rentals North America, Inc.
310,000 4.000%,  7/15/2030 296,515
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 64,819
Waste Pro USA, Inc.
82,000 7.000%,  2/1/2033
a
84,935
WESCO Distribution, Inc.
124,000 6.375%,  3/15/2029
a
127,668
Principal
Amount Long-Term Fixed Income  66.9% Value
Capital Goods  1.7% - continued
$ 87,000 6.625%,  3/15/2032
a
$ 90,412
Total 17,595,027
Collateralized Mortgage Obligations  7.4%
A&D Mortgage Trust
290,106
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
294,568
ACRA Trust
601,920
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
606,542
Alternative Loan Trust
521,738
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 262,721
Banc of America Alternative Loan
Trust
455,029
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 408,585
Banc of America Mortgage
Securities Trust
253,580
5.592%,  9/25/2035, Ser.
2005-H, Class 3A1
b
241,979
Bear Stearns ARM Trust
69,152
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
66,109
CAFL Issuer, LLC
724,085
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
724,085
CHNGE Mortgage Trust
1,076,819
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,056,745
634,024
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
636,405
634,465
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
632,139
466,019
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
469,368
CIM Trust
1,127,036
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
1,132,640
Citigroup Mortgage Loan Trust,
Inc.
79,664
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 78,922
783,989
5.243%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
706,867
COLT Mortgage Loan Trust
961,213
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
969,928
Countrywide Alternative Loan Trust
385,590
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 318,145
216,246
3.963%,  10/25/2035, Ser.
2005-43, Class 4A1
b
185,180
136,624
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 108,588
CSMC Trust
566,535
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
564,546
502,101
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
444,525

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Collateralized Mortgage Obligations  7.4% -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 621,008
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 $ 541,739
258,361
4.159%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
229,186
Federal Home Loan Mortgage
Corporation - REMIC
2,233,940
4.000%,  1/25/2051, Ser.
5249, Class LA 2,208,284
1,775,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,789,518
1,450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,436,996
1,100,000
5.000%,  5/25/2055, Ser.
5537, Class KM 1,071,968
1,309,568
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 1,073,752
1,706,246
7.932%,  (SOFR30A +
4.000%), 10/25/2025, Ser.
5567, Class MB
b
1,738,314
5,640,768
1.500%,  12/25/2050, Ser.
5107, Class IO
g
548,864
169,588
3.000%,  5/15/2027, Ser.
4046, Class GI
g
2,052
279,697
3.000%,  7/15/2027, Ser.
4084, Class NI
g
5,023
321,635
3.000%,  7/15/2027, Ser.
4074, Class IO
g
5,832
143,799
2.500%,  2/15/2028, Ser.
4162, Class AI
g
2,484
314,860
2.500%,  2/15/2028, Ser.
4161, Class UI
g
5,696
541,282
2.500%,  3/15/2028, Ser.
4177, Class EI
g
11,337
929,076
3.500%,  10/15/2032, Ser.
4119, Class KI
g
69,316
596,224
3.000%,  2/15/2033, Ser.
4170, Class IG
g
37,438
685,657
3.000%,  4/15/2033, Ser.
4203, Class DI
g
25,770
Federal Home Loan Mortgage
Corporation STRIPS
1,212,975
3.500%,  8/15/2035, Ser.
345, Class C8
g
110,234
Federal National Mortgage
Association - REMIC
1,500,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,482,905
2,000,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,940,689
1,191,686
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,192,020
1,971,374
5.500%,  8/25/2054, Ser.
2024-50, Class DB 2,002,658
1,100,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 1,070,755
427,439
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
6,594
230,062
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
3,150
91,951
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
243
Principal
Amount Long-Term Fixed Income  66.9% Value
Collateralized Mortgage Obligations  7.4% -
continued
$ 268,867
3.500%,  9/25/2027, Ser.
2012-98, Class YI
g
$ 4,479
822,813
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
14,682
558,188
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
9,161
197,854
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
3,294
497,521
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
7,527
108,536
2.500%,  2/25/2028, Ser.
2013-46, Class CI
g
722
216,025
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
4,368
135,605
3.000%,  4/25/2028, Ser.
2013-30, Class DI
g
2,965
836,693
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
58,351
First Horizon Alternative Mortgage
Securities Trust
137,357
6.018%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
134,507
121,808
5.389%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
114,779
Flagstar Mortgage Trust
425,403
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
383,559
GCAT Trust
1,125,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
1,124,694
965,705
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
917,996
286,614
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
290,532
GMAC Mortgage Corporation
Loan Trust
250,942
4.016%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
224,273
Government National Mortgage
Association
19,922
4.000%,  1/16/2027, Ser.
2012-3, Class IO
g
164
GS Mortgage-Backed Securities
Trust
806,357
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
809,766
Home RE, Ltd.
1,397,697
8.956%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,433,417
IndyMac IMJA Mortgage Loan
Trust
951,336
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 371,133
J.P. Morgan Mortgage Trust
663,081
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
566,641
859,227
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
855,443
65,756
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 68,643
322,090
5.244%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
222,734

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Collateralized Mortgage Obligations  7.4% -
continued
LHOME Mortgage Trust
$ 900,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,c
$ 909,921
750,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
758,693
Merrill Lynch Alternative Note
Asset Trust
891,164
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 285,062
MFA Trust
1,500,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
1,509,882
Morgan Stanley Residential
Mortgage Loan Trust
1,340,770
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
1,344,035
MortgageIT Securities Corporation
Mortgage Loan Trust
1,546,816
4.732%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,356,847
NYMT Loan Trust
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
1,005,739
1,150,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
1,161,737
PMT Loan Trust
1,265,065
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,282,361
1,325,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
1,323,417
1,000,000
6.000%,  12/25/2059, Ser.
2024-INV2, Class A10
a,b
1,017,144
PRET, LLC
768,613
5.744%,  6/25/2055, Ser.
2025-NPL6, Class A1
a,c
772,411
1,100,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,c
1,100,164
350,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,c
350,654
PRKCM Trust
926,532
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
929,758
915,774
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
931,650
PRPM Trust
1,124,000
6.251%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
1,121,266
1,475,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
1,499,556
PRPM, LLC
988,176
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
973,742
1,000,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
954,126
709,574
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,c
709,714
450,385
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
450,631
750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
750,365
1,607,374
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,c
1,613,209
Principal
Amount Long-Term Fixed Income  66.9% Value
Collateralized Mortgage Obligations  7.4% -
continued
RCO IX Mortgage, LLC
$ 977,913
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
$ 981,337
Residential Accredit Loans, Inc.
Trust
368,747
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 328,159
259,885
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 207,345
487,630
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 414,659
Residential Asset Securitization
Trust
402,717
4.692%,  1/25/2034, Ser.
2004-IP1, Class A1
b
384,668
Residential Funding Mortgage
Security I Trust
349,903
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 284,079
Roc Mortgage Trust
1,250,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
1,256,983
Saluda Grade Alternative
Mortgage Trust
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
2,013,103
Sequoia Mortgage Trust
378,932
3.573%,  9/20/2046, Ser.
2007-1, Class 4A1
b
248,675
Structured Adjustable Rate
Mortgage Loan Trust
163,634
4.652%,  7/25/2035, Ser.
2005-15, Class 4A1
b
143,844
Toorak Mortgage Trust
1,500,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,c
1,508,671
Triangle Re, Ltd.
918,789
7.756%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
927,338
Verus Securitization Trust
1,707,503
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,c
1,721,916
961,758
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
867,989
962,154
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,c
962,349
Vontive Mortgage Trust
1,375,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
1,399,291
WaMu Mortgage Pass-Through
Certificates
111,228
6.491%,  5/25/2033, Ser.
2003-AR4, Class A7
b
111,191
Washington Mutual Mortgage
Pass-Through Certificates
291,136
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 254,228
Total 74,273,143

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Commercial Mortgage-Backed Securities  1.2%
AMSR Trust
$ 1,850,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
$ 1,759,861
BANK 2018-BNK12
1,000,000
4.473%,  5/15/2061, Ser.
2018-BN12, Class AS
b
981,109
BANK 2025-BNK49
7,487,055
0.833%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
354,830
BBCMS Mortgage Trust
5,957,980
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
380,304
1,600,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
1,636,404
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
1,393,238
HTAP Issuer Trust
1,381,057
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,382,729
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
2,306,942
Silver Hill Trust
59,056
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
58,473
Velocity Commercial Capital Loan
Trust
514,321
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
520,615
450,037
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
457,377
792,424
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
808,201
Total 12,040,083
Communications Services  2.0%
AMC Networks, Inc.
169,000 10.250%,  1/15/2029
a
178,084
American Tower Corporation
125,000 1.450%,  9/15/2026 121,971
191,000 5.500%,  3/15/2028 196,841
196,000 3.800%,  8/15/2029 192,278
191,000 5.000%,  1/31/2030 195,461
324,000 4.900%,  3/15/2030 330,396
AppLovin Corporation
225,000 5.500%,  12/1/2034 232,255
AT&T, Inc.
224,000 5.700%,  3/1/2057 220,864
258,000 6.050%,  8/15/2056 267,423
688,000 3.550%,  9/15/2055 474,113
Bell Telephone Company of
Canada
165,000 7.000%,  9/15/2055
b
172,442
134,000 5.100%,  5/11/2033 136,364
Cable One, Inc., Convertible
289,000 Zero Coupon,  3/15/2026
f
281,487
CCO Holdings, LLC/CCO Holdings
Capital Corporation
284,000 5.125%,  5/1/2027
a
282,093
42,000 5.000%,  2/1/2028
a
41,596
695,000 4.500%,  8/15/2030
a
656,368
291,000 4.250%,  2/1/2031
a
268,078
204,000 4.750%,  2/1/2032
a,f
188,651
Principal
Amount Long-Term Fixed Income  66.9% Value
Communications Services  2.0% - continued
$ 360,000 4.250%,  1/15/2034
a,f
$ 311,243
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
174,000 6.700%,  12/1/2055 176,079
199,000 6.550%,  6/1/2034 212,078
Comcast Corporation
243,000 6.050%,  5/15/2055
f
251,133
408,000 5.650%,  6/1/2054 400,406
Crown Castle, Inc.
200,000 2.900%,  3/15/2027 196,145
83,000 4.900%,  9/1/2029 84,192
Deluxe Corporation
144,000 8.125%,  9/15/2029
a
150,367
Deutsche Telekom International
Finance BV
368,000 8.750%,  6/15/2030 433,765
DIRECTV Financing, LLC
49,000 8.875%,  2/1/2030
a
48,594
136,000 8.875%,  2/1/2030
a
134,330
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
264,000 5.875%,  8/15/2027
a
263,704
162,000 10.000%,  2/15/2031
a
161,762
FiberCop SPA
262,000 6.000%,  9/30/2034
a
249,728
Frontier Communications
Holdings, LLC
223,000 5.875%,  10/15/2027
a
222,865
Gray Media, Inc.
78,000 10.500%,  7/15/2029
a,f
84,338
92,000 7.250%,  8/15/2033
a
91,168
Level 3 Financing, Inc.
51,000 3.625%,  1/15/2029
a
44,138
95,000 4.875%,  6/15/2029
a
89,310
212,000 6.875%,  6/30/2033
a
216,066
207,000 7.000%,  3/31/2034
a
210,583
Liberty Media Corporation-Liberty
Formula One, Convertible
13,000 2.250%,  8/15/2027 17,238
Maya SAS/Paris, France
131,000 8.500%,  4/15/2031
a
140,497
160,000 7.000%,  4/15/2032
a
163,169
McGraw-Hill Education, Inc.
355,000 5.750%,  8/1/2028
a
354,791
Meta Platforms, Inc.
267,000 5.550%,  8/15/2064 265,038
Nexstar Media, Inc.
155,000 4.750%,  11/1/2028
a,f
151,287
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
137,000 4.625%,  3/15/2030
a,f
131,669
Paramount Global
320,000 6.375%,  3/30/2062
b
319,466
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
a,b
248,074
75,000 7.000%,  4/15/2055
b
78,188
278,000 7.125%,  4/15/2055
b
294,725
204,000 5.000%,  2/15/2029 207,894
Scripps Escrow II, Inc.
69,000 3.875%,  1/15/2029
a,f
60,788

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Communications Services  2.0% - continued
Sinclair Television Group, Inc.
$ 50,000 8.125%,  2/15/2033
a
$ 51,314
Sirius XM Radio, LLC
300,000 5.000%,  8/1/2027
a
298,559
99,000 3.875%,  9/1/2031
a
89,722
Snap, Inc.
92,000 6.875%,  3/15/2034
a
93,116
Snap, Inc., Convertible
115,000 0.750%,  8/1/2026
f
109,725
528,000 0.500%,  5/1/2030 451,440
SoftBank Corporation
250,000 5.332%,  7/9/2035
a
252,073
Sprint Capital Corporation
424,000 6.875%,  11/15/2028 456,075
208,000 8.750%,  3/15/2032 253,403
Take-Two Interactive Software, Inc.
137,000 5.600%,  6/12/2034 143,062
Telecom Italia Capital SA
45,000 6.000%,  9/30/2034
f
45,680
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
396,792
TELUS Corporation
322,000 6.625%,  10/15/2055
b
331,502
T-Mobile USA, Inc.
137,000 5.500%,  1/15/2055 132,463
260,000 5.250%,  6/15/2055 242,030
275,000 3.375%,  4/15/2029 267,006
108,000 5.125%,  5/15/2032 111,149
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
375,000 4.750%,  4/15/2028
a
367,222
Univision Communications, Inc.
48,000 8.000%,  8/15/2028
a
49,739
278,000 4.500%,  5/1/2029
a,f
262,217
177,000 7.375%,  6/30/2030
a,f
177,847
98,000 8.500%,  7/31/2031
a
101,199
Verizon Communications, Inc.
160,000 5.500%,  2/23/2054
f
157,593
311,000 2.355%,  3/15/2032 272,728
242,000 4.780%,  2/15/2035 238,058
206,000 5.250%,  4/2/2035 209,484
186,000 5.401%,  7/2/2037
a
188,969
Viasat, Inc.
103,000 5.625%,  4/15/2027
a
102,585
Virgin Media Finance plc
150,000 5.000%,  7/15/2030
a
139,321
Virgin Media Secured Finance plc
315,000 5.500%,  5/15/2029
a
311,439
Virgin Media Vendor Financing
Notes IV DAC
120,000 5.000%,  7/15/2028
a
117,546
VMED O2 UK Financing I plc
124,000 7.750%,  4/15/2032
a
130,279
Vodafone Group plc
176,000 5.125%,  6/4/2081
b
138,712
129,000 5.875%,  6/28/2064 128,405
410,000 7.000%,  4/4/2079
b
433,184
VZ Secured Financing BV
203,000 5.000%,  1/15/2032
a
183,658
WarnerMedia Holdings, Inc.
91,000 5.141%,  3/15/2052 67,795
Principal
Amount Long-Term Fixed Income  66.9% Value
Communications Services  2.0% - continued
$ 376,000 4.054%,  3/15/2029 $ 362,840
143,000 4.279%,  3/15/2032 131,024
295,000 5.050%,  3/15/2042 235,504
Windstream Services, LLC
113,000 7.500%,  10/15/2033
a,e
112,969
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
135,000 8.250%,  10/1/2031
a
139,843
Zegona Finance plc
129,000 8.625%,  7/15/2029
a
137,321
Ziggo BV
131,000 4.875%,  1/15/2030
a
123,645
Total 19,647,820
Consumer Cyclical  2.9%
1011778 B.C., ULC/New Red
Finance, Inc.
171,000 4.375%,  1/15/2028
a
168,021
145,000 5.625%,  9/15/2029
a
146,744
Adient Global Holdings, Ltd.
68,000 8.250%,  4/15/2031
a,f
71,317
100,000 7.500%,  2/15/2033
a
103,547
ADT Security Corporation
187,000 4.875%,  7/15/2032
a
181,100
Advance Auto Parts, Inc.
138,000 7.000%,  8/1/2030
a
141,982
138,000 7.375%,  8/1/2033
a
142,312
Alimentation Couche-Tard, Inc.
225,000 5.617%,  2/12/2054
a
224,833
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
260,000 4.625%,  6/1/2028
a
254,946
197,000 4.625%,  6/1/2028
a
193,093
Allison Transmission, Inc.
78,000 3.750%,  1/30/2031
a
72,064
American Axle & Manufacturing,
Inc.
345,000 5.000%,  10/1/2029
f
327,846
91,000 6.375%,  10/15/2032
a,e
90,846
91,000 7.750%,  10/15/2033
a,e
91,709
American Honda Finance
Corporation
209,000 4.900%,  1/10/2034
f
210,553
Asbury Automotive Group, Inc.
209,000 5.000%,  2/15/2032
a
200,689
Ashton Woods USA, LLC/Ashton
Woods Finance Company
240,000 4.625%,  8/1/2029
a
229,818
Aston Martin Capital Holdings, Ltd.
176,000 10.000%,  3/31/2029
a,f
172,314
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
117,000 9.500%,  7/1/2032
a
122,455
Beach Acquisition Bidco, LLC
210,000 10.000%,  7/15/2033
a
226,519
Belron UK Finance plc
133,000 5.750%,  10/15/2029
a
134,734
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 116,379
Block Financial, LLC
301,000 5.375%,  9/15/2032 303,420

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Consumer Cyclical  2.9% - continued
Boyd Gaming Corporation
$ 152,000 4.750%,  6/15/2031
a
$ 146,529
Brightstar Lottery plc
242,000 5.250%,  1/15/2029
a
240,913
Brinker International, Inc.
90,000 8.250%,  7/15/2030
a
95,209
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
201,000 4.875%,  2/15/2030
a
188,506
Burlington Stores, Inc., Convertible
200,000 1.250%,  12/15/2027 269,300
Caesars Entertainment, Inc.
178,000 4.625%,  10/15/2029
a
170,210
148,000 6.500%,  2/15/2032
a
150,958
111,000 6.000%,  10/15/2032
a,f
109,331
Carnival Corporation
90,000 5.125%,  5/1/2029
a,e
90,000
241,000 5.750%,  8/1/2032
a
245,260
64,000 6.125%,  2/15/2033
a
65,602
Carnival Corporation, Convertible
354,000 5.750%,  12/1/2027 790,636
Carvana Company
114,490 9.000%,  6/1/2031
a
129,629
Churchill Downs, Inc.
79,000 4.750%,  1/15/2028
a
77,947
179,000 6.750%,  5/1/2031
a
183,449
Cracker Barrel Old Country Store,
Inc., Convertible
60,000 0.625%,  6/15/2026 57,420
65,000 1.750%,  9/15/2030
a
59,881
Cushman & Wakefield US
Borrower, LLC
60,000 6.750%,  5/15/2028
a
60,546
Daimler Truck Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
154,810
Dana, Inc.
179,000 4.500%,  2/15/2032
f
176,254
Denso Corporation
281,000 4.282%,  9/17/2030
a
280,701
DraftKings Holdings, Inc.,
Convertible
819,000 Zero Coupon,  3/15/2028 735,052
Dream Finders Homes, Inc.
136,000 6.875%,  9/15/2030
a
136,809
eG Global Finance plc
60,000 12.000%,  11/30/2028
a
65,901
Expedia Group, Inc.
303,000 5.400%,  2/15/2035 310,943
Expedia Group, Inc., Convertible
252,000 Zero Coupon,  2/15/2026 253,764
EZCORP, Inc., Convertible
163,000 3.750%,  12/15/2029
a
297,638
Ford Motor Company, Convertible
473,000 Zero Coupon,  3/15/2026 479,386
Ford Motor Credit Company, LLC
225,000 5.850%,  5/17/2027 227,782
250,000 2.900%,  2/10/2029 231,632
225,000 7.122%,  11/7/2033 240,497
Forestar Group, Inc.
75,000 6.500%,  3/15/2033
a
76,725
Principal
Amount Long-Term Fixed Income  66.9% Value
Consumer Cyclical  2.9% - continued
FORVIA SE
$ 200,000 8.000%,  6/15/2030
a,f
$ 211,617
87,000 6.750%,  9/15/2033
a
88,267
Gap, Inc.
86,000 3.625%,  10/1/2029
a
80,452
34,000 3.875%,  10/1/2031
a
30,893
Garrett Motion Holdings, Inc./
Garrett LX I SARL
168,000 7.750%,  5/31/2032
a
176,233
General Motors Company
191,000 5.350%,  4/15/2028 195,423
General Motors Financial
Company, Inc.
220,000 5.800%,  6/23/2028 227,979
159,000 5.800%,  1/7/2029 165,242
300,000 4.900%,  10/6/2029 303,468
100,000 5.700%,  9/30/2030
b,f,h
99,558
97,000 5.750%,  2/8/2031 101,059
95,000 5.625%,  4/4/2032 98,050
260,000 5.950%,  4/4/2034 270,023
Genting New York, LLC/GENNY
Capital, Inc.
54,000 7.250%,  10/1/2029
a
55,780
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
96,000 11.500%,  8/15/2029
a,f
101,280
81,000 8.750%,  1/15/2032
a
78,772
Goodyear Tire & Rubber Company
119,000 4.875%,  3/15/2027 118,292
101,000 5.000%,  7/15/2029
f
97,533
Group 1 Automotive, Inc.
60,000 6.375%,  1/15/2030
a
61,382
Hilton Domestic Operating
Company, Inc.
216,000 4.875%,  1/15/2030 214,788
60,000 4.000%,  5/1/2031
a
56,774
341,000 3.625%,  2/15/2032
a
312,051
94,000 5.750%,  9/15/2033
a
95,255
Home Depot, Inc.
129,000 5.300%,  6/25/2054 126,252
129,000 5.400%,  6/25/2064 127,439
214,000 3.250%,  4/15/2032 200,420
Hyundai Capital America
196,000 3.000%,  2/10/2027
a
192,602
136,000 6.500%,  1/16/2029
a
144,161
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
a
222,576
K Hovnanian Enterprises, Inc.
68,000 8.000%,  4/1/2031
a
69,729
KB Home
190,000 4.800%,  11/15/2029 188,031
Kingpin Intermediate Holdings,
LLC
72,000 7.250%,  10/15/2032
a,f
68,413
L Brands, Inc.
185,000 6.625%,  10/1/2030
a
189,125
130,000 6.875%,  11/1/2035 135,203
Las Vegas Sands Corporation
75,000 5.900%,  6/1/2027 76,516
104,000 5.625%,  6/15/2028 106,324
Lennar Corporation
230,000 5.200%,  7/30/2030 236,890
Life Time, Inc.
145,000 6.000%,  11/15/2031
a
147,315

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Consumer Cyclical  2.9% - continued
Light & Wonder International, Inc.
$ 88,000 7.250%,  11/15/2029
a
$ 90,321
Lindblad Expeditions, LLC
92,000 7.000%,  9/15/2030
a
93,775
Lithia Motors, Inc.
89,000 4.625%,  12/15/2027
a
88,123
Live Nation Entertainment, Inc.
133,000 4.750%,  10/15/2027
a
132,120
Live Nation Entertainment, Inc.,
Convertible
318,000 3.125%,  1/15/2029 512,969
271,000 2.875%,  1/15/2030
a
300,404
Macy's Retail Holdings, LLC
47,000 7.375%,  8/1/2033
a
49,008
Marriott International, Inc./MD
124,000 4.900%,  4/15/2029 126,583
138,000 5.100%,  4/15/2032 141,631
Marriott Ownership Resorts, Inc.
365,000 6.500%,  10/1/2033
a
363,330
Marriott Vacations Worldwide
Corporation, Convertible
192,000 Zero Coupon,  1/15/2026 188,774
330,000 3.250%,  12/15/2027 314,556
Match Group Holdings II, LLC
101,000 4.125%,  8/1/2030
a
95,394
Mattamy Group Corporation
178,000 5.250%,  12/15/2027
a
176,847
McDonald's Corporation
19,000 4.950%,  8/14/2033 19,573
Melco Resorts Finance, Ltd.
333,000 5.375%,  12/4/2029
a
326,569
190,000 7.625%,  4/17/2032
a
199,042
87,000 6.500%,  9/24/2033
a
87,069
Meritage Homes Corporation
227,000 5.650%,  3/15/2035 230,489
Meritage Homes Corporation,
Convertible
166,000 1.750%,  5/15/2028
f
169,895
MGM Resorts International
133,000 6.125%,  9/15/2029 135,367
Michaels Companies, Inc.
66,000 5.250%,  5/1/2028
a
60,747
Millrose Properties, Inc.
115,000 6.375%,  8/1/2030
a
116,954
61,000 6.250%,  9/15/2032
a
61,159
Muvico, LLC
73,000
9.000%,PIK 6.000%,
2/19/2029
a,f,i
79,166
NCL Corporation, Ltd.
136,000 5.875%,  1/15/2031
a
135,995
255,000 6.750%,  2/1/2032
a
262,250
114,000 6.250%,  9/15/2033
a
114,590
New Home Company, Inc.
95,000 8.500%,  11/1/2030
a
98,616
Nissan Motor Acceptance
Company, LLC
180,000 5.625%,  9/29/2028
a
180,116
180,000 6.125%,  9/30/2030
a
180,061
Nissan Motor Company, Ltd.
85,000 7.500%,  7/17/2030
a
89,207
147,000 4.810%,  9/17/2030
a
138,486
Principal
Amount Long-Term Fixed Income  66.9% Value
Consumer Cyclical  2.9% - continued
PetSmart, LLC/PetSmart Finance
Corporation
$ 254,000 7.500%,  9/15/2032
a
$ 254,378
Phinia, Inc.
135,000 6.625%,  10/15/2032
a
139,135
Rakuten Group, Inc.
210,000 9.750%,  4/15/2029
a
236,138
245,000 8.125%,  12/15/2029
a,b,h
254,676
Raven Acquisition Holdings, LLC
103,000 6.875%,  11/15/2031
a
105,850
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
98,000 4.625%,  4/16/2029
a
88,716
S&S Holdings, LLC
93,000 8.375%,  10/1/2031
a
91,173
Service Corporation International/
US
120,000 3.375%,  8/15/2030 111,188
Six Flags Entertainment
Corporation
59,000 7.250%,  5/15/2031
a,f
59,023
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
60,000 5.375%,  4/15/2027 59,844
165,000 5.250%,  7/15/2029 159,567
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
60,000 6.625%,  5/1/2032
a,f
61,129
Sonic Automotive, Inc.
148,000 4.875%,  11/15/2031
a,f
141,519
Staples, Inc.
116,000 10.750%,  9/1/2029
a
114,697
Station Casinos, LLC
81,000 4.625%,  12/1/2031
a
76,409
Stellantis Finance US, Inc.
228,000 5.750%,  3/18/2030
a,f
231,911
Stellantis Financial Services US
Corporation
200,000 5.400%,  9/15/2030
a
200,419
Tenneco, Inc.
212,000 8.000%,  11/17/2028
a
212,387
Toyota Motor Credit Corporation
249,000 4.800%,  5/15/2030 255,014
136,000 5.550%,  11/20/2030 143,972
129,000 4.800%,  1/5/2034 131,281
Tractor Supply Company
136,000 5.250%,  5/15/2033 140,229
Uber Technologies, Inc.
235,000 4.800%,  9/15/2034 235,441
199,000 4.800%,  9/15/2035 197,195
Uber Technologies, Inc.,
Convertible
199,000 Zero Coupon,  12/15/2025 242,382
188,000 Zero Coupon,  5/15/2028
a
199,656
285,000 0.875%,  12/1/2028 418,950
Vail Resorts, Inc.
66,000 5.625%,  7/15/2030
a
66,413
Vail Resorts, Inc., Convertible
241,000 Zero Coupon,  1/1/2026 237,626

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Consumer Cyclical  2.9% - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 486,000 5.750%,  2/1/2027
a
$ 492,065
Victoria's Secret & Company
45,000 4.625%,  7/15/2029
a
42,955
Victra Holdings, LLC/Victra
Finance Corporation
88,000 8.750%,  9/15/2029
a,f
92,257
Viking Cruises, Ltd.
173,000 5.875%,  9/15/2027
a
173,066
217,000 5.875%,  10/15/2033
a,e
217,152
Wayfair, LLC
64,000 7.250%,  10/31/2029
a
65,987
112,000 7.750%,  9/15/2030
a
117,459
Wyndham Hotels & Resorts, Inc.
207,000 4.375%,  8/15/2028
a
202,072
Wynn Macau, Ltd.
200,000 6.750%,  2/15/2034
a
202,751
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
289,000 7.125%,  2/15/2031
a
311,064
Yum! Brands, Inc.
287,000 4.750%,  1/15/2030
a
285,220
ZF North America Capital, Inc.
242,000 7.125%,  4/14/2030
a
239,627
103,000 6.750%,  4/23/2030
a
100,516
Total 28,965,323
Consumer Non-Cyclical  2.9%
1261229 B.C., Ltd.
180,000 10.000%,  4/15/2032
a
184,509
AbbVie, Inc.
340,000 5.500%,  3/15/2064 339,821
450,000 4.500%,  5/14/2035 441,585
204,000 5.350%,  3/15/2044 204,657
Acadia Healthcare Company, Inc.
119,000 7.375%,  3/15/2033
a,f
123,544
AdaptHealth, LLC
388,000 4.625%,  8/1/2029
a,f
366,773
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
100,000 4.625%,  1/15/2027
a
99,372
407,000 3.500%,  3/15/2029
a
385,696
Altria Group, Inc.
132,000 6.200%,  11/1/2028 139,402
Amneal Pharmaceuticals, LLC
46,000 6.875%,  8/1/2032
a
47,574
Anheuser-Busch InBev Worldwide,
Inc.
412,000 5.000%,  6/15/2034 425,036
593,000 5.450%,  1/23/2039 612,697
AstraZeneca Finance, LLC
202,000 5.000%,  2/26/2034 208,321
BAT Capital Corporation
172,000 6.343%,  8/2/2030 185,678
140,000 7.750%,  10/19/2032 163,606
Bausch + Lomb Corporation
74,000 8.375%,  10/1/2028
a
77,122
Becton, Dickinson and Company
134,000 4.693%,  2/13/2028 135,690
196,000 2.823%,  5/20/2030 183,669
Principal
Amount Long-Term Fixed Income  66.9% Value
Consumer Non-Cyclical  2.9% - continued
BellRing Brands, Inc.
$ 77,000 7.000%,  3/15/2030
a
$ 79,520
BioMarin Pharmaceutical, Inc.,
Convertible
333,000 1.250%,  5/15/2027 315,684
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 216,963
Bristol-Myers Squibb Company
272,000 5.550%,  2/22/2054 271,092
135,000 5.750%,  2/1/2031 144,391
67,000 5.900%,  11/15/2033 72,825
Bunge, Ltd. Finance Corporation
275,000 3.200%,  4/21/2031 257,548
75,000 4.650%,  9/17/2034 73,522
Cargill, Inc.
289,000 2.125%,  11/10/2031
a
253,867
452,000 5.125%,  2/11/2035
a
465,624
Cencora, Inc.
177,000 5.150%,  2/15/2035 180,758
Central Garden & Pet Company
133,000 4.125%,  10/15/2030
f
126,331
Champ Acquisition Corporation
73,000 8.375%,  12/1/2031
a
77,609
Chefs' Warehouse, Inc.,
Convertible
317,000 2.375%,  12/15/2028 457,431
CHS/Community Health Systems,
Inc.
95,000 6.875%,  4/15/2029
a,f
75,525
169,000 10.875%,  1/15/2032
a
178,987
185,000 9.750%,  1/15/2034
a
189,532
Cigna Group
136,000 5.600%,  2/15/2054 133,736
181,000 2.400%,  3/15/2030 167,064
312,000 4.875%,  9/15/2032 315,146
289,000 5.250%,  1/15/2036 292,683
Coca-Cola Company
136,000 5.300%,  5/13/2054 135,386
Conagra Brands, Inc.
231,000 5.750%,  8/1/2035 235,152
Concentra Health Services, Inc.
105,000 6.875%,  7/15/2032
a
109,030
Constellation Brands, Inc.
139,000 4.800%,  1/15/2029 141,178
261,000 3.150%,  8/1/2029 251,005
87,000 4.900%,  5/1/2033
f
87,813
CVS Health Corporation
272,000 6.050%,  6/1/2054 275,138
266,000 6.750%,  12/10/2054
b
274,575
120,000 5.000%,  2/20/2026 120,172
102,000 4.300%,  3/25/2028 102,067
408,000 4.780%,  3/25/2038 382,393
435,000 6.000%,  6/1/2044 441,313
DaVita, Inc.
113,000 3.750%,  2/15/2031
a
103,496
172,000 6.875%,  9/1/2032
a
177,682
95,000 6.750%,  7/15/2033
a
97,964
Edgewell Personal Care Company
137,000 5.500%,  6/1/2028
a
136,707
Eli Lilly & Company
272,000 5.000%,  2/9/2054 257,340
107,000 5.500%,  2/12/2055 109,293
220,000 4.550%,  10/15/2032 221,727

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Consumer Non-Cyclical  2.9% - continued
$ 265,000 4.700%,  2/27/2033 $ 270,372
Embecta Corporation
134,000 6.750%,  2/15/2030
a,f
130,650
Encompass Health Corporation
155,000 4.500%,  2/1/2028 153,673
Endo Finance Holdings, Inc.
120,000 8.500%,  4/15/2031
a,f
128,744
Energizer Holdings, Inc.
159,000 6.000%,  9/15/2033
a
155,506
Envista Holdings Corporation,
Convertible
118,000 1.750%,  8/15/2028 111,141
General Mills, Inc.
53,000 4.950%,  3/29/2033 53,712
Gilead Sciences, Inc.
131,000 5.250%,  10/15/2033 137,381
Grifols SA
45,000 4.750%,  10/15/2028
a
43,711
HCA, Inc.
125,000 5.950%,  9/15/2054 124,726
252,000 5.250%,  3/1/2030 260,170
245,000 5.750%,  3/1/2035 256,141
HLF Financing SARL, LLC/
Herbalife International, Inc.
114,000 4.875%,  6/1/2029
a
100,234
Insulet Corporation
59,000 6.500%,  4/1/2033
a
61,338
Integer Holdings Corporation,
Convertible
105,000 2.125%,  2/15/2028 136,868
584,000 1.875%,  3/15/2030
a
565,896
IQVIA, Inc.
190,000 6.250%,  6/1/2032
a
195,347
Jazz Investments I, Ltd.,
Convertible
323,000 2.000%,  6/15/2026 342,865
392,000 3.125%,  9/15/2030
f
465,108
Jazz Securities DAC
111,000 4.375%,  1/15/2029
a
108,140
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
165,000 3.625%,  1/15/2032 153,807
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
230,000 6.375%,  4/15/2066
a
236,449
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
225,000 5.950%,  4/20/2035
a
236,363
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
119,000 9.000%,  2/15/2029
a
125,206
Kenvue, Inc.
267,000 4.850%,  5/22/2032 270,854
Keurig Dr Pepper, Inc.
160,000 3.200%,  5/1/2030 150,940
Kraft Heinz Foods Company
134,000 6.750%,  3/15/2032 148,127
230,000 5.400%,  3/15/2035
f
234,998
101,000 5.000%,  6/4/2042 93,239
Principal
Amount Long-Term Fixed Income  66.9% Value
Consumer Non-Cyclical  2.9% - continued
Lamb Weston Holdings, Inc.
$ 103,000 4.375%,  1/31/2032
a
$ 97,348
LCI Industries, Convertible
329,000 3.000%,  3/1/2030
a
335,909
LifePoint Health, Inc.
83,000 9.875%,  8/15/2030
a
89,884
151,000 11.000%,  10/15/2030
a
166,426
35,000 10.000%,  6/1/2032
a
36,749
L'Oreal SA
200,000 5.000%,  5/20/2035
a
205,904
Mars, Inc.
43,000 5.650%,  5/1/2045
a
43,620
Mattel, Inc.
430,000 3.375%,  4/1/2026
a
426,913
Medline Borrower, LP/Medline Co-
Issuer, Inc.
120,000 6.250%,  4/1/2029
a
123,049
Medtronic Global Holdings SCA
127,000 4.500%,  3/30/2033 127,084
Mozart Debt Merger Sub, Inc.
205,000 3.875%,  4/1/2029
a
197,711
271,000 5.250%,  10/1/2029
a
268,657
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
145,557
Newell Brands, Inc.
124,000 6.375%,  9/15/2027 125,691
123,000 6.625%,  9/15/2029 123,702
62,000 6.375%,  5/15/2030 61,429
Novartis Capital Corporation
318,000 4.700%,  9/18/2054 290,259
Organon & Company/Organon
Foreign Debt Co-Issuer BV
264,000 5.125%,  4/30/2031
a,f
231,277
Owens & Minor, Inc.
95,000 6.625%,  4/1/2030
a,f
78,375
PepsiCo, Inc.
258,000 5.250%,  7/17/2054 254,405
Performance Food Group, Inc.
179,000 4.250%,  8/1/2029
a
173,878
133,000 6.125%,  9/15/2032
a
136,233
Perrigo Finance Unlimited
Company
207,000 4.900%,  6/15/2030 202,024
Philip Morris International, Inc.
10,000 4.875%,  2/15/2028 10,180
140,000 5.625%,  11/17/2029 147,311
136,000 5.125%,  2/13/2031 140,746
140,000 5.750%,  11/17/2032 149,162
204,000 5.250%,  2/13/2034 210,648
120,000 4.900%,  11/1/2034 120,944
Post Holdings, Inc.
179,000 4.625%,  4/15/2030
a
172,558
298,000 4.500%,  9/15/2031
a
278,406
Post Holdings, Inc., Convertible
644,000 2.500%,  8/15/2027 722,568
Prime Healthcare Services, Inc.
227,000 9.375%,  9/1/2029
a
236,080
Radiology Partners, Inc.
67,000 8.500%,  7/15/2032
a
69,334
Roche Holdings, Inc.
203,000 5.218%,  3/8/2054
a
199,866
200,000 2.076%,  12/13/2031
a
175,514

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Consumer Non-Cyclical  2.9% - continued
Royalty Pharma plc
$ 189,000 5.150%,  9/2/2029 $ 193,917
127,000 5.200%,  9/25/2035 126,892
Simmons Foods, Inc.
287,000 4.625%,  3/1/2029
a
275,138
Sotera Health Holdings, LLC
124,000 7.375%,  6/1/2031
a
130,202
Spectrum Brands, Inc.,
Convertible
381,000 3.375%,  6/1/2029 353,568
Star Parent, Inc.
129,000 9.000%,  10/1/2030
a
136,378
Stryker Corporation
188,000 5.200%,  2/10/2035 193,876
Sysco Corporation
131,000 5.950%,  4/1/2030 138,859
Takeda Pharmaceutical Company,
Ltd.
200,000 5.650%,  7/5/2054 199,736
291,000 5.000%,  11/26/2028 297,383
200,000 5.650%,  7/5/2044 204,442
Tenet Healthcare Corporation
495,000 5.125%,  11/1/2027 494,092
374,000 4.375%,  1/15/2030 363,732
US Acute Care Solutions, LLC
185,000 9.750%,  5/15/2029
a
189,437
Whirlpool Corporation
79,000 6.500%,  6/15/2033 78,837
Winnebago Industries, Inc.,
Convertible
450,000 3.250%,  1/15/2030 401,850
Wyeth, LLC
326,000 6.500%,  2/1/2034 368,617
Zoetis, Inc.
202,000 5.600%,  11/16/2032 214,835
Total 28,718,919
Energy  2.3%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
254,000 5.375%,  6/15/2029
a
253,069
APA Corporation
201,000 4.375%,  10/15/2028 195,948
Archrock Partners, LP/Archrock
Partners Finance Corporation
141,000 6.250%,  4/1/2028
a
141,195
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
121,000 5.875%,  6/30/2029
a
120,751
95,000 6.625%,  7/15/2033
a
96,583
Baytex Energy Corporation
143,000 8.500%,  4/30/2030
a
146,942
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
193,000 7.000%,  7/15/2029
a
200,128
BP Capital Markets America, Inc.
187,000 4.812%,  2/13/2033 189,199
200,000 5.227%,  11/17/2034 206,577
BP Capital Markets plc
242,000 4.875%,  3/22/2030
b,h
240,290
274,000 6.450%,  12/1/2033
b,h
292,566
Principal
Amount Long-Term Fixed Income  66.9% Value
Energy  2.3% - continued
Buckeye Partners, LP
$ 170,000 4.500%,  3/1/2028
a
$ 167,888
134,000 6.875%,  7/1/2029
a
138,874
California Resources Corporation
145,000 8.250%,  6/15/2029
a
151,212
50,000 7.000%,  1/15/2034
a,e
49,656
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 131,577
133,000 3.250%,  1/31/2032 121,165
208,000 5.950%,  6/30/2033 220,188
Cheniere Energy, Inc.
118,000 5.650%,  4/15/2034 121,639
Civitas Resources, Inc.
57,000 8.375%,  7/1/2028
a
59,083
214,000 8.750%,  7/1/2031
a
219,245
143,000 9.625%,  6/15/2033
a
151,038
CNX Resources Corporation
155,000 6.000%,  1/15/2029
a
155,064
CNX Resources Corporation,
Convertible
233,000 2.250%,  5/1/2026 582,966
Columbia Pipelines Holding
Company, LLC
143,000 6.055%,  8/15/2026
a
144,926
271,000 6.042%,  8/15/2028
a
282,791
Comstock Resources, Inc.
133,000 6.750%,  3/1/2029
a
132,202
252,000 5.875%,  1/15/2030
a
242,690
ConocoPhillips Company
300,000 4.850%,  1/15/2032 306,700
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
174,000 5.500%,  6/15/2031
a
172,383
Crescent Energy Finance, LLC
119,000 7.625%,  4/1/2032
a
118,178
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
269,000 8.625%,  3/15/2029
a
280,513
93,000 7.375%,  6/30/2033
a
94,571
Diamond Foreign Asset Company/
Diamond Finance, LLC
98,000 8.500%,  10/1/2030
a
103,849
Diamondback Energy, Inc.
322,000 5.750%,  4/18/2054 309,954
Eastern Energy Gas Holdings, LLC
330,000 5.800%,  1/15/2035 347,176
Enbridge, Inc.
260,000 7.375%,  1/15/2083
b
270,173
263,000 7.625%,  1/15/2083
b
285,017
204,000 5.950%,  4/5/2054 209,520
66,000 5.700%,  3/8/2033 69,456
Enerflex, Ltd.
80,000 9.000%,  10/15/2027
a
81,454
Energy Transfer, LP
229,000 6.500%,  2/15/2056
b
227,927
139,000 5.950%,  5/15/2054 134,612
165,000 8.000%,  5/15/2054
b
176,323
136,000 6.050%,  9/1/2054 133,536
83,000 7.125%,  5/15/2030
b,h
85,764
136,000 6.400%,  12/1/2030 147,399
Enterprise Products Operating,
LLC
195,000 5.550%,  2/16/2055 192,736

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Energy  2.3% - continued
Excelerate Energy, LP
$ 47,000 8.000%,  5/15/2030
a
$ 50,030
Genesis Energy LP/Genesis
Energy Finance Corporation
193,000 8.875%,  4/15/2030 204,324
165,000 7.875%,  5/15/2032 172,087
Harvest Midstream I, LP
301,000 7.500%,  9/1/2028
a
304,239
Hess Midstream Operations, LP
269,000 4.250%,  2/15/2030
a
260,725
Hilcorp Energy I, LP/Hilcorp
Finance Company
258,000 5.750%,  2/1/2029
a
254,156
119,000 6.000%,  4/15/2030
a
116,947
104,000 6.250%,  4/15/2032
a
99,772
Howard Midstream Energy
Partners, LLC
108,000 7.375%,  7/15/2032
a
112,107
139,000 6.625%,  1/15/2034
a
141,721
ITT Holdings, LLC
262,000 6.500%,  8/1/2029
a
257,581
Kinder Morgan, Inc.
256,000 5.950%,  8/1/2054 257,819
Kodiak Gas Services, LLC
91,000 6.500%,  10/1/2033
a
92,654
46,000 6.750%,  10/1/2035
a
47,231
MEG Energy Corporation
104,000 5.875%,  2/1/2029
a
103,994
MPLX, LP
231,000 4.800%,  2/15/2031 232,394
65,000 5.000%,  3/1/2033 65,016
111,000 5.500%,  6/1/2034 113,119
Nabors Industries, Inc.
93,000 7.375%,  5/15/2027
a
94,405
190,000 9.125%,  1/31/2030
a
197,600
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
99,000 8.125%,  2/15/2029
a
101,506
148,000 8.375%,  2/15/2032
a
151,648
Noble Finance II, LLC
120,000 8.000%,  4/15/2030
a
124,207
Northern Oil and Gas, Inc.
144,000 8.750%,  6/15/2031
a
148,766
Northern Oil and Gas, Inc.,
Convertible
560,000 3.625%,  4/15/2029 560,840
19,000 3.625%,  4/15/2029
a
19,028
Occidental Petroleum Corporation
93,000 5.000%,  8/1/2027 93,974
268,000 8.875%,  7/15/2030 309,631
ONEOK, Inc.
261,000 5.700%,  11/1/2054 246,402
134,000 5.650%,  11/1/2028 138,959
177,000 4.750%,  10/15/2031 177,057
Ovintiv, Inc.
211,000 7.200%,  11/1/2031 232,685
PBF Holding Company, LLC/PBF
Finance Corporation
197,000 6.000%,  2/15/2028 195,789
52,000 7.875%,  9/15/2030
a
51,341
Permian Resources Operating,
LLC
94,000 6.250%,  2/1/2033
a
95,754
Principal
Amount Long-Term Fixed Income  66.9% Value
Energy  2.3% - continued
Phillips 66 Company
$ 164,000 6.200%,  3/15/2056
b
$ 164,439
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 175,126
Plains All American Pipeline, LP/
PAA Finance Corporation
317,000 4.650%,  10/15/2025 317,002
Prairie Acquiror, LP
199,000 9.000%,  8/1/2029
a
207,180
Precision Drilling Corporation
122,000 6.875%,  1/15/2029
a
122,655
Range Resources Corporation
217,000 4.750%,  2/15/2030
a
212,253
Repsol E&P Capital Markets US,
LLC
250,000 5.976%,  9/16/2035
a
254,547
Rockies Express Pipeline, LLC
171,000 4.950%,  7/15/2029
a
169,613
Saturn Oil & Gas, Inc.
57,000 9.625%,  6/15/2029
a,f
59,050
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
a
81,331
SESI, LLC
90,000 7.875%,  9/30/2030
a,e
90,000
SM Energy Company
102,000 6.500%,  7/15/2028 102,665
83,000 7.000%,  8/1/2032
a
83,064
South Bow USA Infrastructure
Holdings, LLC
75,000 5.584%,  10/1/2034 75,403
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
119,000 5.875%,  3/1/2027 118,658
Sunoco, LP
156,000 7.000%,  5/1/2029
a
161,523
182,000 5.875%,  3/15/2034
a
180,424
Sunoco, LP/Sunoco Finance
Corporation
171,000 5.875%,  3/15/2028 171,044
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
87,000 5.500%,  1/15/2028
a
86,557
180,000 7.375%,  2/15/2029
a
185,372
228,000 6.750%,  3/15/2034
a
225,712
Talos Production, Inc.
54,000 9.000%,  2/1/2029
a
55,837
Targa Resources Corporation
170,000 6.125%,  5/15/2055 170,945
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 360,049
TGNR Intermediate Holdings, LLC
287,000 5.500%,  10/15/2029
a
280,842
Tidewater, Inc.
47,000 9.125%,  7/15/2030
a
50,405
TotalEnergies Capital SA
408,000 5.488%,  4/5/2054 403,542
TransCanada Trust
300,000 5.875%,  8/15/2076
b
300,181
Transocean International, Ltd.
61,000 8.250%,  5/15/2029
a
60,138

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Energy  2.3% - continued
$ 241,500 8.750%,  2/15/2030
a
$ 254,099
UGI Corporation, Convertible
143,000 5.000%,  6/1/2028 182,778
USA Compression Partners, LP/
USA Compression Finance
Corporation
209,000 7.125%,  3/15/2029
a
215,547
136,000 6.250%,  10/1/2033
a
136,520
Valaris, Ltd.
268,000 8.375%,  4/30/2030
a
278,142
Var Energi ASA
200,000 5.875%,  5/22/2030
a
207,959
Venture Global LNG, Inc.
445,000 8.125%,  6/1/2028
a
460,606
181,000 9.000%,  9/30/2029
a,b,h
179,385
300,000 8.375%,  6/1/2031
a
314,991
198,000 9.875%,  2/1/2032
a,f
215,567
Venture Global Plaquemines LNG,
LLC
130,000 6.500%,  1/15/2034
a
136,845
97,000 7.750%,  5/1/2035
a
109,485
201,000 6.750%,  1/15/2036
a
213,498
Vital Energy, Inc.
142,000 7.750%,  7/31/2029
a,f
140,624
147,000 7.875%,  4/15/2032
a,f
142,698
Williams Companies, Inc.
261,000 4.900%,  3/15/2029 265,833
131,000 2.600%,  3/15/2031 118,946
97,000 5.600%,  3/15/2035 100,662
Total 23,327,943
Financials  7.9%
200 Park Funding Trust
156,000 5.740%,  2/15/2055
a
157,990
Acrisure, LLC/Acrisure Finance,
Inc.
36,000 4.250%,  2/15/2029
a
34,683
42,000 7.500%,  11/6/2030
a
43,753
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
210,000 6.950%,  3/10/2055
b
219,806
150,000 6.100%,  1/15/2027 153,215
207,000 5.750%,  6/6/2028 214,471
362,000 3.000%,  10/29/2028 348,857
281,000 5.375%,  12/15/2031 290,621
Agree, LP
137,000 5.625%,  6/15/2034 142,635
Air Lease Corporation
270,000 4.650%,  6/15/2026
b,h
266,447
162,000 3.125%,  12/1/2030 149,770
Aircastle, Ltd.
249,000 5.250%,  6/15/2026
a,b,h
247,634
163,000 2.850%,  1/26/2028
a
157,176
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
121,000 4.250%,  10/15/2027
a
118,991
150,000 6.750%,  4/15/2028
a
152,659
168,000 7.000%,  1/15/2031
a
173,582
Ally Financial, Inc.
390,000 4.700%,  5/15/2026
b,h
379,832
405,000 8.000%,  11/1/2031 461,688
188,000 6.700%,  2/14/2033
f
195,828
American Express Company
255,000 3.550%,  9/15/2026
b,h
250,126
Principal
Amount Long-Term Fixed Income  66.9% Value
Financials  7.9% - continued
$ 10,000 6.338%,  10/30/2026
b
$ 10,017
American Homes 4 Rent, LP
122,000 4.950%,  6/15/2030 124,223
American International Group, Inc.
271,000 5.125%,  3/27/2033 278,784
Americold Realty Operating
Partnership, LP
214,000 5.600%,  5/15/2032
f
216,591
Ameriprise Financial, Inc.
303,000 5.200%,  4/15/2035 308,655
AmWINS Group, Inc.
99,000 6.375%,  2/15/2029
a
101,013
117,000 4.875%,  6/30/2029
a
113,711
Aon North America, Inc.
272,000 5.750%,  3/1/2054 273,926
Apollo Debt Solutions BDC
214,000 6.700%,  7/29/2031 226,800
Ares Capital Corporation
168,000 5.875%,  3/1/2029 172,848
Ares Strategic Income Fund
327,000 5.450%,  9/9/2028
a
329,551
Arthur J. Gallagher & Company
204,000 5.750%,  7/15/2054 203,300
Aviation Capital Group, LLC
131,000 4.875%,  10/1/2025
a
131,000
Avolon Holdings Funding, Ltd.
278,000 5.750%,  3/1/2029
a
287,816
299,000 5.375%,  5/30/2030
a
306,710
Azorra Finance, Ltd.
258,000 7.750%,  4/15/2030
a
271,516
Banco Santander Mexico SA
200,000 5.621%,  12/10/2029
a
208,102
Banco Santander SA
110,000 4.750%,  11/12/2026
b,h
108,078
200,000 4.175%,  3/24/2028
b
199,701
200,000 6.921%,  8/8/2033 222,417
Bank of America Corporation
325,000 6.125%,  4/27/2027
b,h
328,684
278,000 4.376%,  4/27/2028
b
279,002
392,000 3.593%,  7/21/2028
b
388,406
230,000 5.819%,  9/15/2029
b
240,510
523,000 3.974%,  2/7/2030
b
519,141
323,000 5.162%,  1/24/2031
b
333,364
454,000 2.687%,  4/22/2032
b
413,585
204,000 2.572%,  10/20/2032
b
182,837
290,000 2.972%,  2/4/2033
b
264,085
207,000 5.468%,  1/23/2035
b
216,156
529,000 5.425%,  8/15/2035
b
539,638
141,000 3.846%,  3/8/2037
b
131,735
Bank of Montreal
140,000 3.088%,  1/10/2037
b
124,620
Bank of New York Mellon
Corporation
325,000 5.950%,  12/20/2030
b,h
328,629
134,000 6.474%,  10/25/2034
b
149,354
Bank of Nova Scotia
275,000 6.875%,  10/27/2085
b,e
274,180
Barclays plc
243,000 6.125%,  12/15/2025
b,f,h
243,041
200,000 5.501%,  8/9/2028
b
204,298
193,000 4.972%,  5/16/2029
b
195,871
289,000 4.942%,  9/10/2030
b
293,296
200,000 6.224%,  5/9/2034
b
215,156

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Financials  7.9% - continued
$ 136,000 7.119%,  6/27/2034
b
$ 152,037
200,000 5.860%,  8/11/2046
b
205,487
Belrose Funding Trust II
240,000 6.792%,  5/15/2055
a
259,905
BlackRock Funding, Inc.
136,000 5.250%,  3/14/2054 132,629
Blackstone Mortgage Trust, Inc.,
Convertible
41,000 5.500%,  3/15/2027 40,180
Blackstone Private Credit Fund
259,000 5.600%,  11/22/2029 263,545
219,000 5.050%,  9/10/2030 216,452
Blue Owl Credit Income
Corporation
214,000 4.700%,  2/8/2027
f
213,631
Blue Owl Technology Finance
Corporation
68,000 4.750%,  12/15/2025
a
67,829
350,000 6.100%,  3/15/2028
a
354,500
68,000 6.750%,  4/4/2029 70,157
BNP Paribas SA
200,000 3.132%,  1/20/2033
a,b
182,011
200,000 7.450%,  6/27/2035
a,b,f,h
208,749
Boston Properties, LP, Convertible
184,000 2.000%,  10/1/2030
a
183,264
BPCE SA
250,000 5.876%,  1/14/2031
a,b
261,095
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 249,529
Brookfield Asset Management,
Ltd.
39,000 6.077%,  9/15/2055 40,468
Brookfield Finance, Inc.
181,000 5.813%,  3/3/2055 182,345
Brown & Brown, Inc.
91,000 6.250%,  6/23/2055 95,757
77,000 5.550%,  6/23/2035 79,206
Burford Capital Global Finance,
LLC
286,000 9.250%,  7/1/2031
a
303,894
93,000 7.500%,  7/15/2033
a
94,637
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,f,h
137,435
217,000 3.273%,  3/1/2030
b
209,125
71,000 6.700%,  11/29/2032 78,329
Capital One NA
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
269,224
Capital Southwest Corporation,
Convertible
22,000 5.125%,  11/15/2029 21,670
Charles Schwab Corporation
300,000 4.000%,  6/1/2026
b,h
296,625
135,000 6.136%,  8/24/2034
b
147,054
CHL Mortgage Pass-Through Trust
73,624
6.314%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
72,222
701,276
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 298,569
Citadel, LP
189,000 6.375%,  1/23/2032
a
200,040
Citibank NA
339,000 4.914%,  5/29/2030 348,299
250,000 5.570%,  4/30/2034 264,948
Principal
Amount Long-Term Fixed Income  66.9% Value
Financials  7.9% - continued
Citigroup, Inc.
$ 215,000 4.000%,  12/10/2025
b,h
$ 214,163
415,000 3.875%,  2/18/2026
b,h
411,166
263,000 1.462%,  6/9/2027
b
257,998
286,000 3.070%,  2/24/2028
b
281,612
133,000 7.375%,  5/15/2028
b,h
138,578
271,000 7.625%,  11/15/2028
b,h
284,511
522,000 4.075%,  4/23/2029
b
520,736
165,000 7.125%,  8/15/2029
b,h
170,465
165,000 6.950%,  2/15/2030
b,h
169,456
355,000 6.875%,  8/15/2030
b,h
365,848
344,000 4.952%,  5/7/2031
b
350,536
136,000 6.174%,  5/25/2034
b
144,706
240,000 7.000%,  8/15/2034
b,h
254,916
245,000 6.020%,  1/24/2036
b
256,658
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,h
269,490
116,000 5.718%,  7/23/2032
b
121,120
CNA Financial Corporation
272,000 5.125%,  2/15/2034 274,480
Coinbase Global, Inc., Convertible
298,000 0.500%,  6/1/2026
f
330,780
344,000 0.250%,  4/1/2030 431,892
161,000 Zero Coupon,  10/1/2032
a
177,824
Comerica, Inc.
74,000 5.982%,  1/30/2030
b
77,008
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
a
141,125
COPT Defense Properties, LP
265,000 2.250%,  3/15/2026 262,298
COPT Defense Properties, LP,
Convertible
77,000 5.250%,  9/15/2028
a
87,846
Corebridge Financial, Inc.
272,000 6.375%,  9/15/2054
b
279,181
196,000 6.875%,  12/15/2052
b
200,992
134,000 6.050%,  9/15/2033 142,987
123,000 5.750%,  1/15/2034 129,380
Countrywide Home Loan
Mortgage Pass Through Trust
380,444
5.147%,  11/25/2035, Ser.
2005-22, Class 2A1
b
314,239
Cousins Properties, LP
70,000 5.375%,  2/15/2032 71,769
Credit Agricole SA
131,000 3.250%,  1/14/2030
a
123,591
250,000 5.222%,  5/27/2031
a,b
256,458
250,000 4.818%,  9/25/2033
a,b
248,463
Credit Suisse Group AG
130,000 7.250%,  N/A
*,j
11,050
150,000 7.500%,  N/A
*,j
12,750
Dai-ichi Life Insurance Company,
Ltd.
325,000 6.200%,  1/16/2035
a,b,h
337,825
Deutsche Bank AG/New York, NY
444,000 2.129%,  11/24/2026
b
442,374
250,000 2.311%,  11/16/2027
b
244,531
214,000 5.297%,  5/9/2031
b
219,214
150,000 4.950%,  8/4/2031
b
151,419
214,000 3.742%,  1/7/2033
b
197,107
Digital Realty Trust, LP, Convertible
226,000 1.875%,  11/15/2029
a
237,300

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Financials  7.9% - continued
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
$ 546,000 5.950%,  9/17/2030
a
$ 532,939
Elevance Health, Inc.
272,000 5.650%,  6/15/2054 267,331
411,000 2.550%,  3/15/2031 373,148
Encore Capital Group, Inc.
160,000 9.250%,  4/1/2029
a
168,826
200,000 6.625%,  4/15/2031
a,e
199,418
Encore Capital Group, Inc.,
Convertible
142,000 4.000%,  3/15/2029 140,186
ERP Operating, LP
229,000 4.950%,  6/15/2032 234,721
Essential Properties, LP
93,000 5.400%,  12/1/2035 93,349
Fairfax Financial Holdings, Ltd.
204,000 6.350%,  3/22/2054 215,600
Federal Realty OP, LP, Convertible
94,000 3.250%,  1/15/2029
a
95,457
Fifth Third Bancorp
144,000 4.772%,  7/28/2030
b
145,619
Fifth Third Bank NA
343,000 3.850%,  3/15/2026 342,367
First Citizens BancShares, Inc./NC
312,000 5.600%,  9/5/2035
b
311,176
FirstCash, Inc.
294,000 5.625%,  1/1/2030
a
293,574
Five Corners Funding Trust III
180,000 5.791%,  2/15/2033
a
190,330
Franklin BSP Capital Corporation
221,000 6.000%,  10/2/2030
a,e
218,579
Freedom Mortgage Holdings, LLC
274,000 9.250%,  2/1/2029
a
288,296
118,000 9.125%,  5/15/2031
a
125,499
45,000 8.375%,  4/1/2032
a
47,167
92,000 7.875%,  4/1/2033
a
94,776
FS KKR Capital Corporation
132,000 2.625%,  1/15/2027 128,255
FTAI Aviation Investors, LLC
123,000 5.500%,  5/1/2028
a
123,020
103,000 7.000%,  5/1/2031
a
107,744
77,000 7.000%,  6/15/2032
a
80,582
GGAM Finance, Ltd.
124,000 8.000%,  6/15/2028
a
131,248
217,000 5.875%,  3/15/2030
a
219,712
Global Aircraft Leasing Company,
Ltd.
98,000 8.750%,  9/1/2027
a
101,248
Global Net Lease, Inc.
78,000 4.500%,  9/30/2028
a
76,302
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
167,000 3.750%,  12/15/2027
a
162,091
goeasy, Ltd.
40,000 9.250%,  12/1/2028
a
41,750
61,000 7.625%,  7/1/2029
a
61,817
187,000 6.875%,  2/15/2031
a
181,165
Goldman Sachs BDC, Inc.
122,000 6.375%,  3/11/2027 124,793
Principal
Amount Long-Term Fixed Income  66.9% Value
Financials  7.9% - continued
$ 301,000 5.650%,  9/9/2030 $ 302,755
Goldman Sachs Group, Inc.
190,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,h
191,856
195,000 3.650%,  8/10/2026
b,h
190,994
255,000 4.125%,  11/10/2026
b,h
250,752
456,000 1.948%,  10/21/2027
b
445,268
140,000 2.640%,  2/24/2028
b
137,056
155,000 3.615%,  3/15/2028
b
153,838
278,000 4.482%,  8/23/2028
b
279,739
261,000 3.814%,  4/23/2029
b
258,775
131,000 2.615%,  4/22/2032
b
118,846
132,000 2.383%,  7/21/2032
b
117,810
163,000 6.125%,  11/10/2034
b,f,h
165,431
261,000 5.330%,  7/23/2035
b
268,685
404,000 5.016%,  10/23/2035
b
406,686
Hartford Insurance Group, Inc.
130,000 2.800%,  8/19/2029 122,970
125,000
6.598%,  (TSFR3M +
2.387%), 2/12/2047
a,b
116,832
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
75,000 3.750%,  8/15/2028
a
93,712
Hercules Capital, Inc., Convertible
47,000 4.750%,  9/1/2028
a
46,692
HSBC Holdings plc
200,000 6.161%,  3/9/2029
b
208,582
365,000 4.583%,  6/19/2029
b
367,582
256,000 5.130%,  3/3/2031
b
262,180
159,000 2.804%,  5/24/2032
b
144,117
312,000 5.741%,  9/10/2036
b
318,337
HUB International, Ltd.
180,000 7.250%,  6/15/2030
a
187,723
Huntington Bancshares, Inc./OH
160,000 4.450%,  10/15/2027
b,h
157,626
331,000 5.709%,  2/2/2035
b
344,993
230,000 6.141%,  11/18/2039
b
239,341
Huntington Bank Auto Credit-
Linked Notes
160,004
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
161,557
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
38,000 6.250%,  5/15/2026 37,955
314,000 5.250%,  5/15/2027 308,645
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 196,143
278,000 4.950%,  1/15/2033 279,349
Jane Street Group/JSG Finance,
Inc.
191,000 4.500%,  11/15/2029
a
186,460
62,000 7.125%,  4/30/2031
a
65,031
103,000 6.125%,  11/1/2032
a
104,397
145,000 6.750%,  5/1/2033
a
150,602
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
a
115,942
151,000 6.625%,  10/15/2031
a
152,005
Jefferson Capital Holdings, LLC
99,000 6.000%,  8/15/2026
a
98,976
247,000 9.500%,  2/15/2029
a
260,145
JPMorgan Chase & Company
295,000 3.650%,  6/1/2026
b,h
291,765

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Financials  7.9% - continued
$ 371,000 1.045%,  11/19/2026
b
$ 369,338
392,000 4.005%,  4/23/2029
b
391,019
133,000 2.069%,  6/1/2029
b
126,201
160,000 6.500%,  4/1/2030
b,h
165,621
523,000 4.493%,  3/24/2031
b
527,910
140,000 2.963%,  1/25/2033
b
128,078
145,000 4.912%,  7/25/2033
b
147,857
140,000 5.717%,  9/14/2033
b
148,054
149,000 5.350%,  6/1/2034
b
155,252
147,000 6.254%,  10/23/2034
b
161,983
69,000 5.336%,  1/23/2035
b
71,717
228,000 5.766%,  4/22/2035
b
242,908
144,000 5.502%,  1/24/2036
b
150,654
259,000 5.534%,  11/29/2045
b
266,350
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 191,755
250,000 5.000%,  1/26/2033 251,611
Kilroy Realty, LP
196,000 4.250%,  8/15/2029 192,278
210,000 5.875%,  10/15/2035 212,795
Kite Realty Group, LP, Convertible
13,000 0.750%,  4/1/2027
a
13,209
Liberty Mutual Group, Inc.
68,000 4.125%,  12/15/2051
a,b
66,789
Lincoln National Corporation
93,000
6.804%,  (TSFR3M +
2.619%), 11/17/2025
b
79,928
Lloyds Banking Group plc
440,000 1.627%,  5/11/2027
b
432,917
LPL Holdings, Inc.
293,000 4.900%,  4/3/2028 296,168
M&T Bank Corporation
406,000 3.500%,  9/1/2026
b,h
391,206
Macquarie AirFinance Holdings,
Ltd.
55,000 6.400%,  3/26/2029
a
57,921
149,000 5.150%,  3/17/2030
a
151,083
Macquarie Bank, Ltd.
303,000 5.642%,  8/13/2036
a,b
306,928
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
a,b
257,286
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 120,219
MetLife, Inc.
160,000 6.350%,  3/15/2055
b
169,995
205,000 5.875%,  3/15/2028
b,h
210,798
261,000 6.400%,  12/15/2036 274,654
Metropolitan Life Global Funding I
244,000 2.950%,  4/9/2030
a
230,735
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 261,748
Mitsubishi UFJ Financial Group,
Inc.
260,000 1.538%,  7/20/2027
b
254,439
Mizuho Financial Group, Inc.
251,000 1.554%,  7/9/2027
b
245,905
278,000 2.564%,  9/13/2031 246,151
135,000 5.748%,  7/6/2034
b
143,440
Molina Healthcare, Inc.
84,000 4.375%,  6/15/2028
a
81,920
118,000 6.250%,  1/15/2033
a
119,311
Principal
Amount Long-Term Fixed Income  66.9% Value
Financials  7.9% - continued
Morgan Stanley
$ 181,000 5.516%,  11/19/2055
b
$ 182,960
148,000 0.985%,  12/10/2026
b
147,028
262,000 1.512%,  7/20/2027
b
256,387
98,000 5.123%,  2/1/2029
b
100,112
392,000 3.622%,  4/1/2031
b
380,359
140,000 2.943%,  1/21/2033
b
127,282
144,000 4.889%,  7/20/2033
b
146,217
132,000 5.250%,  4/21/2034
b
136,122
156,000 5.424%,  7/21/2034
b
162,537
109,000 5.831%,  4/19/2035
b
116,199
113,000 5.587%,  1/18/2036
b
118,312
283,000 2.484%,  9/16/2036
b
245,821
National Securities Clearing
Corporation
250,000 4.700%,  5/20/2030
a
255,432
Nationstar Mortgage Holdings,
Inc.
59,000 5.500%,  8/15/2028
a
59,000
186,000 5.125%,  12/15/2030
a
187,637
49,000 7.125%,  2/1/2032
a
51,146
Nationwide Building Society
200,000 5.537%,  7/14/2036
a,b
205,675
NatWest Group plc
131,000 4.892%,  5/18/2029
b
133,059
350,000 6.475%,  6/1/2034
b
368,157
Navient Corporation
72,000 5.000%,  3/15/2027 71,676
New York Life Global Funding
134,000 4.550%,  1/28/2033
a
133,806
137,000 5.000%,  1/9/2034
a
140,154
Nippon Life Insurance Company
675,000 5.950%,  4/16/2054
a,b
704,089
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 188,960
227,000 5.783%,  7/3/2034 240,396
North Haven Private Income Fund,
LLC
82,000 5.125%,  9/25/2028
a
81,576
Northwestern Mutual Life
Insurance Company
50,000 6.170%,  5/29/2055
a
53,788
Omega Healthcare Investors, Inc.
267,000 5.200%,  7/1/2030 271,063
OneMain Finance Corporation
183,000 3.500%,  1/15/2027 178,850
99,000 6.750%,  3/15/2032 100,834
405,000 7.125%,  9/15/2032 418,380
Osaic Holdings, Inc.
139,000 6.750%,  8/1/2032
a
143,564
Panther Escrow Issuer, LLC
127,000 7.125%,  6/1/2031
a
132,095
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
328,000 4.875%,  5/15/2029
a
319,799
Pebblebrook Hotel Trust,
Convertible
387,000 1.750%,  12/15/2026 381,383
439,000 1.625%,  1/15/2030
a
431,616
PennyMac Financial Services, Inc.
46,000 7.125%,  11/15/2030
a
47,898
144,000 6.875%,  5/15/2032
a
149,212
46,000 6.750%,  2/15/2034
a
46,924

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Financials  7.9% - continued
Phoenix Aviation Capital, Ltd.
$ 151,000 9.250%,  7/15/2030
a
$ 160,651
PNC Bank NA
130,000 2.700%,  10/22/2029 122,309
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,h
199,254
145,000 5.582%,  6/12/2029
b
150,254
241,000 6.250%,  3/15/2030
b,h
247,290
134,000 6.875%,  10/20/2034
b
151,816
PRA Group, Inc.
188,000 8.375%,  2/1/2028
a
192,288
Prologis Targeted US Logistics
Fund, LP
196,000 5.250%,  4/1/2029
a
202,295
128,000 5.250%,  1/15/2035
a
130,911
Prologis, LP
165,000 5.250%,  3/15/2054 159,627
Provident Financing Trust I
155,000 7.405%,  3/15/2038 168,555
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
142,514
198,000 6.750%,  3/1/2053
b
213,527
340,000 6.500%,  3/15/2054
b
363,835
160,000 3.700%,  10/1/2050
b
149,454
Realty Income Corporation
282,000 3.200%,  1/15/2027 278,710
Regency Centers, LP
206,000 5.250%,  1/15/2034 211,717
Reinsurance Group of America,
Inc.
134,000 6.000%,  9/15/2033 143,273
107,000 5.750%,  9/15/2034 111,866
RenaissanceRe Holdings, Ltd.
303,000 5.800%,  4/1/2035 317,703
Rexford Industrial Realty, LP,
Convertible
98,000 4.375%,  3/15/2027
a
97,902
180,000 4.125%,  3/15/2029
a
181,260
RGA Global Funding
130,000 5.500%,  1/11/2031
a
135,624
RHP Hotel Properties, LP/RHP
Finance Corporation
60,000 4.750%,  10/15/2027 59,737
118,000 4.500%,  2/15/2029
a
115,725
Rithm Capital Corporation
94,000 8.000%,  7/15/2030
a
96,232
RLJ Lodging Trust, LP
108,000 4.000%,  9/15/2029
a
101,986
Rocket Companies, Inc.
143,000 6.375%,  8/1/2033
a
147,592
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
129,000 3.625%,  3/1/2029
a
123,031
123,000 3.875%,  3/1/2031
a
114,863
65,000 4.000%,  10/15/2033
a
59,363
Royal Bank of Canada
260,000 6.750%,  8/24/2085
b
268,189
Ryan Specialty, LLC
62,000 4.375%,  2/1/2030
a
60,071
80,000 5.875%,  8/1/2032
a
80,895
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
b
140,510
Principal
Amount Long-Term Fixed Income  66.9% Value
Financials  7.9% - continued
Shift4 Payments, Inc., Convertible
$ 441,000 Zero Coupon,  12/15/2025 $ 452,466
342,000 0.500%,  8/1/2027 336,556
Simon Property Group, LP
134,000 6.250%,  1/15/2034 147,871
Sixth Street Lending Partners
164,000 6.125%,  7/15/2030
a
169,555
SLM Corporation
29,000 6.500%,  1/31/2030 30,220
Societe Generale SA
177,000 1.488%,  12/14/2026
a,b
175,902
103,000 10.000%,  11/14/2028
a,b,h
114,093
283,000 5.249%,  5/22/2029
a,b
287,770
230,000 5.439%,  10/3/2036
a,b,e
229,404
Standard Chartered plc
206,000 2.608%,  1/12/2028
a,b
201,522
200,000 5.545%,  1/21/2029
a,b
204,867
Starwood Property Trust, Inc.
69,000 4.375%,  1/15/2027
a
68,408
136,000 5.250%,  10/15/2028
a,e
136,039
49,000 6.500%,  10/15/2030
a
50,615
45,000 5.750%,  1/15/2031
a,e
44,972
Starwood Property Trust, Inc.,
Convertible
258,000 6.750%,  7/15/2027 272,706
State Street Corporation
137,000 6.700%,  3/15/2029
b,h
142,492
144,000 4.421%,  5/13/2033
b
143,566
Stonex Escrow Issuer, LLC
169,000 6.875%,  7/15/2032
a
173,954
Sumitomo Life Insurance Company
420,000 3.375%,  4/15/2081
a,b,f
389,022
Sumitomo Mitsui Financial Group,
Inc.
200,000 5.716%,  9/14/2028 208,862
200,000 5.766%,  1/13/2033 213,716
Synchrony Financial
104,000 5.935%,  8/2/2030
b
107,799
125,000 7.250%,  2/2/2033 133,387
Synovus Bank
135,000 5.625%,  2/15/2028 137,829
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
169,109
144,000 4.456%,  6/8/2032 143,891
112,000 5.146%,  9/10/2034
b
113,365
Travelers Companies, Inc.
77,000 5.050%,  7/24/2035 78,372
Truist Bank
134,000 2.250%,  3/11/2030 122,154
Truist Financial Corporation
282,000 6.047%,  6/8/2027
b
285,273
132,000 1.887%,  6/7/2029
b
124,395
490,000 5.100%,  3/1/2030
b,h
489,171
263,000 5.153%,  8/5/2032
b
270,669
201,000 5.711%,  1/24/2035
b
210,924
U.S. Bancorp
214,000 4.548%,  7/22/2028
b
215,620
70,000 5.836%,  6/12/2034
b
74,591
194,000 5.678%,  1/23/2035
b
204,261
UBS Group AG
287,000 3.869%,  1/12/2029
a,b
284,596
200,000 6.600%,  8/5/2030
a,b,f,h
201,070
200,000 5.699%,  2/8/2035
a,b
210,702

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Financials  7.9% - continued
$ 200,000 5.379%,  9/6/2045
a,b
$ 200,110
United Wholesale Mortgage, LLC
325,000 5.500%,  4/15/2029
a
320,533
UnitedHealth Group, Inc.
408,000 5.375%,  4/15/2054 391,832
Ventas Realty, LP, Convertible
183,000 3.750%,  6/1/2026 236,345
Wells Fargo & Company
170,000 3.900%,  3/15/2026
b,h
168,349
145,000 3.526%,  3/24/2028
b
143,706
309,000 3.584%,  5/22/2028
b
306,212
214,000 4.808%,  7/25/2028
b
216,526
277,000 7.625%,  9/15/2028
b,h
296,506
308,000 4.478%,  4/4/2031
b
309,686
93,000 5.389%,  4/24/2034
b
96,633
187,000 5.557%,  7/25/2034
b
196,425
132,000 6.491%,  10/23/2034
b
146,664
552,000 5.499%,  1/23/2035
b
575,786
Welltower OP, LLC, Convertible
218,000 2.750%,  5/15/2028
a
407,878
184,000 3.125%,  7/15/2029
a
270,204
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
191,938
Willis North America, Inc.
136,000 5.900%,  3/5/2054 138,545
Wynnton Funding Trust II
150,000 5.991%,  8/15/2055
a
153,968
XHR, LP
243,000 4.875%,  6/1/2029
a
238,000
51,000 6.625%,  5/15/2030
a
52,401
Zions Bancorp NA
250,000 4.704%,  8/18/2028
b
250,777
250,000 6.816%,  11/19/2035
b
265,739
Total 79,040,019
Foreign Government  0.1%
Mexico Government International
Bond
234,000 5.625%,  9/22/2035 232,844
NBN Company, Ltd.
200,000 4.150%,  9/16/2030
a
198,877
Saudi Arabian Oil Company
201,000 5.750%,  7/17/2054
a
199,894
Teine Energy, Ltd.
174,000 6.875%,  4/15/2029
a
171,191
Total 802,806
Mortgage-Backed Securities  20.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
655,365 2.000%,  1/1/2052 536,120
3,516,269 6.000%,  1/1/2055 3,665,127
7,119,508 2.500%,  5/1/2051 6,080,215
5,221,432 3.500%,  5/1/2052 4,811,079
3,915,333 4.000%,  5/1/2052 3,724,108
5,452,812 5.000%,  7/1/2053 5,458,913
7,626,750 5.500%,  7/1/2053 7,771,517
421,605 5.000%,  8/1/2053 423,094
1,647,616 5.500%,  9/1/2053 1,684,139
Principal
Amount Long-Term Fixed Income  66.9% Value
Mortgage-Backed Securities  20.5% -
continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 2,961,385 2.500%,  7/1/2030 $ 2,870,806
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,974,345 3.500%,  5/1/2040 3,800,488
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,834,710 3.000%,  1/1/2052 7,829,401
882,052 2.000%,  2/1/2051 721,564
1,338,253 2.000%,  2/1/2051 1,094,760
5,539,807 2.500%,  2/1/2051 4,675,174
4,115,858 2.500%,  2/1/2051 3,516,572
6,648,729 2.000%,  3/1/2051 5,402,293
5,294,187 4.000%,  3/1/2051 5,078,240
9,934,611 3.000%,  3/1/2052 8,806,589
8,107,355 2.000%,  4/1/2051 6,560,875
5,943,694 3.000%,  4/1/2051 5,236,850
3,711,917 5.500%,  4/1/2054 3,788,328
1,628,454 2.000%,  5/1/2051 1,325,803
3,459,700 3.000%,  5/1/2051 3,112,777
3,637,533 3.000%,  6/1/2050 3,279,985
1,561,817 4.000%,  6/1/2052 1,476,100
2,929,900 5.000%,  6/1/2053 2,936,983
8,008,450 2.500%,  7/1/2051 6,863,559
3,355,469 3.500%,  7/1/2051 3,101,543
4,358,544 4.000%,  7/1/2052 4,119,346
1,530,913 2.500%,  8/1/2050 1,318,064
6,728,720 3.500%,  8/1/2050 6,241,793
6,465,467 3.500%,  8/1/2052 5,927,590
3,591,862 4.500%,  8/1/2052 3,502,830
563,963 5.000%,  8/1/2053 565,327
1,895,062 3.500%,  9/1/2052 1,745,890
4,656,734 3.500%,  9/1/2052 4,295,926
453,802 5.000%,  9/1/2052 454,176
1,102,676 4.500%,  9/1/2053 1,079,568
4,017,473 4.500%,  9/1/2053 3,919,744
6,525,699 4.000%,  10/1/2052 6,196,858
1,589,013 2.000%,  11/1/2051 1,299,862
2,454,651 3.500%,  11/1/2052 2,271,945
6,535,262 2.000%,  12/1/2050 5,322,351
14,694,714 4.500%,  12/1/2052 14,395,486
1,300,000 4.000%,  10/1/2048
e
1,225,071
2,500,000 4.500%,  10/1/2048
e
2,424,645
3,225,000 5.000%,  10/1/2048
e
3,198,094
5,065,000 3.000%,  10/1/2049
e
4,448,089
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
9,267,048 2.500%,  3/1/2062 7,557,304
2,918,261 3.500%,  7/1/2061 2,619,913
3,397,831 4.000%,  12/1/2061 3,180,193
PRPM, LLC
900,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,c
842,415
1,304,342
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
1,307,296
Total 205,092,778

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Technology  2.3%
Accenture Capital, Inc.
$ 223,000 4.500%,  10/4/2034 $ 219,928
Akamai Technologies, Inc.,
Convertible
190,000 0.375%,  9/1/2027 181,735
229,000 1.125%,  2/15/2029 214,802
329,000 0.250%,  5/15/2033
a
330,151
Alphabet, Inc.
153,000 5.250%,  5/15/2055 153,333
Apple, Inc.
686,000 3.750%,  9/12/2047 551,643
Avnet, Inc., Convertible
123,000 1.750%,  9/1/2030
a
124,168
Block, Inc.
92,000 5.625%,  8/15/2030
a
93,212
328,000 6.500%,  5/15/2032 339,482
92,000 6.000%,  8/15/2033
a
94,212
Block, Inc., Convertible
70,000 0.250%,  11/1/2027 63,665
Boost Newco Borrower, LLC
303,000 7.500%,  1/15/2031
a
321,451
Broadcom, Inc.
146,000 4.000%,  4/15/2029
a
145,321
516,000 4.900%,  7/15/2032 527,862
130,000 4.800%,  10/15/2034 130,909
258,000 4.900%,  2/15/2038 256,618
CACI International, Inc.
63,000 6.375%,  6/15/2033
a
64,988
Central Parent, Inc./CDK Global,
Inc.
74,000 7.250%,  6/15/2029
a
63,718
Cisco Systems, Inc.
272,000 5.350%,  2/26/2064 267,040
Clarivate Science Holdings
Corporation
131,000 3.875%,  7/1/2028
a
126,068
Cloud Software Group, Inc.
577,000 6.500%,  3/31/2029
a
582,205
202,000 9.000%,  9/30/2029
a
209,516
CommScope Technologies, LLC
95,000 5.000%,  3/15/2027
a
94,253
CommScope, LLC
99,000 4.750%,  9/1/2029
a
98,364
Consensus Cloud Solutions, Inc.
62,000 6.000%,  10/15/2026
a
61,880
CoreWeave, Inc.
138,000 9.000%,  2/1/2031
a
141,433
CSG Systems International, Inc.,
Convertible
295,000 3.875%,  9/15/2028 327,303
Dayforce, Inc., Convertible
385,000 0.250%,  3/15/2026 376,723
Dell, Inc.
182,000 6.500%,  4/15/2038 197,477
Diebold Nixdorf, Inc.
77,000 7.750%,  3/31/2030
a
81,225
Euronet Worldwide, Inc.,
Convertible
175,000 0.625%,  10/1/2030
a
166,688
Fair Isaac Corporation
168,000 6.000%,  5/15/2033
a
170,090
Fiserv, Inc.
266,000 5.350%,  3/15/2031 276,619
Principal
Amount Long-Term Fixed Income  66.9% Value
Technology  2.3% - continued
$ 65,000 5.600%,  3/2/2033 $ 68,106
266,000 5.450%,  3/15/2034 274,889
213,000 5.150%,  8/12/2034 215,546
Foundry JV Holdco, LLC
200,000 5.900%,  1/25/2033
a
210,897
Gen Digital, Inc.
149,000 7.125%,  9/30/2030
a
153,424
50,000 6.250%,  4/1/2033
a
51,044
Global Payments, Inc.
208,000 4.950%,  8/15/2027 210,487
Global Payments, Inc., Convertible
395,000 1.500%,  3/1/2031 361,526
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
120,000 3.500%,  3/1/2029
a
113,697
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
100,000 4.625%,  5/1/2028
a
96,715
Hewlett Packard Enterprise
Company
187,000 4.850%,  10/15/2031 188,952
IBM International Capital Private,
Ltd.
213,000 5.300%,  2/5/2054 203,844
II-VI, Inc.
128,000 5.000%,  12/15/2029
a
126,234
Intel Corporation
378,000 4.900%,  7/29/2045 334,238
InterDigital, Inc., Convertible
96,000 3.500%,  6/1/2027 429,264
ION Platform Finance US, Inc.
200,000 7.875%,  9/30/2032
a
198,686
ION Trading Technologies SARL
144,000 9.500%,  5/30/2029
a
152,089
Iron Mountain, Inc.
339,000 4.875%,  9/15/2027
a
337,370
88,000 4.875%,  9/15/2029
a
86,631
57,000 5.250%,  7/15/2030
a
56,371
380,000 4.500%,  2/15/2031
a
362,720
Jabil, Inc.
133,000 5.450%,  2/1/2029 137,248
Kioxia Holdings Corporation
272,000 6.625%,  7/24/2033
a
279,624
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 121,908
Mastercard, Inc.
136,000 4.875%,  5/9/2034 139,219
Microchip Technology, Inc.
84,000 5.050%,  3/15/2029 85,830
Microchip Technology, Inc.,
Convertible
197,000 0.750%,  6/1/2030 190,992
Micron Technology, Inc.
70,000 5.650%,  11/1/2032 73,460
MKS, Inc., Convertible
782,000 1.250%,  6/1/2030 856,290
Moody's Corporation
140,000 4.250%,  8/8/2032 138,237
NCR Atleos Corporation
99,000 9.500%,  4/1/2029
a
107,170
NCR Voyix Corporation
88,000 5.000%,  10/1/2028
a
86,685

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Technology  2.3% - continued
$ 132,000 5.125%,  4/15/2029
a
$ 129,877
Neptune Bidco US, Inc.
193,000 9.290%,  4/15/2029
a
189,466
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
131,000 4.300%,  6/18/2029 130,841
ON Semiconductor Corporation,
Convertible
308,000 Zero Coupon,  5/1/2027 350,504
504,000 0.500%,  3/1/2029 465,026
Open Text Corporation
226,000 3.875%,  12/1/2029
a
213,627
Oracle Corporation
255,000 5.375%,  9/27/2054 234,248
482,000 6.900%,  11/9/2052 536,298
140,000 6.150%,  11/9/2029 149,294
192,000 5.250%,  2/3/2032 197,942
163,000 4.800%,  9/26/2032 163,196
175,000 5.875%,  9/26/2045 175,475
Paychex, Inc.
76,000 5.600%,  4/15/2035 79,563
PayPal Holdings, Inc.
272,000 5.500%,  6/1/2054
f
272,882
Pitney Bowes, Inc.
62,000 6.875%,  3/15/2027
a
61,951
RingCentral, Inc.
261,000 8.500%,  8/15/2030
a
277,713
Rocket Software, Inc.
148,000 9.000%,  11/28/2028
a
152,562
Sabre GLBL, Inc.
25,000 8.625%,  6/1/2027
a,f
25,358
95,000 11.125%,  7/15/2030
a
92,003
Seagate Data Storage Technology,
Private Ltd.
221,480 9.625%,  12/1/2032
a
250,865
66,000 5.750%,  12/1/2034
a
65,787
Semtech Corporation, Convertible
234,000 1.625%,  11/1/2027 460,395
Sensata Technologies BV
188,000 4.000%,  4/15/2029
a
180,418
Sensata Technologies, Inc.
52,000 4.375%,  2/15/2030
a
50,188
69,000 3.750%,  2/15/2031
a
63,679
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
201,000 6.750%,  8/15/2032
a
207,812
SS&C Technologies, Inc.
249,000 5.500%,  9/30/2027
a
248,570
51,000 6.500%,  6/1/2032
a
52,726
Synaptics, Inc., Convertible
305,000 0.750%,  12/1/2031
a
300,273
Synopsys, Inc.
190,000 5.700%,  4/1/2055 191,754
Texas Instruments, Inc.
136,000 5.150%,  2/8/2054
f
131,139
UKG, Inc.
132,000 6.875%,  2/1/2031
a
136,202
Verint Systems, Inc., Convertible
211,000 0.250%,  4/15/2026
f
206,253
Verisk Analytics, Inc.
114,000 5.250%,  3/15/2035 116,216
Viavi Solutions, Inc.
98,000 3.750%,  10/1/2029
a
92,397
Principal
Amount Long-Term Fixed Income  66.9% Value
Technology  2.3% - continued
Viavi Solutions, Inc., Convertible
$ 198,000 1.625%,  3/15/2026 $ 207,653
150,000 0.625%,  3/1/2031
a
164,719
Vishay Intertechnology, Inc.,
Convertible
523,000 2.250%,  9/15/2030 474,932
VMware, LLC
370,000 4.700%,  5/15/2030 374,575
192,000 2.200%,  8/15/2031 169,348
Western Digital Corporation,
Convertible
314,000 3.000%,  11/15/2028
f
1,007,155
Xerox Corporation
74,000 10.250%,  10/15/2030
a
75,172
Xerox Holdings Corporation
65,000 5.500%,  8/15/2028
a
38,189
Ziff Davis, Inc., Convertible
33,000 1.750%,  11/1/2026
f
31,614
118,000 3.625%,  3/1/2028
a
113,723
Total 22,813,055
Transportation  0.4%
Air Canada
103,000 3.875%,  8/15/2026
a
102,065
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
132,000 5.500%,  4/20/2026
a
132,058
186,560 5.750%,  4/20/2029
a
187,274
Avianca Midco 2 plc
87,000 9.000%,  12/1/2028
a
86,891
200,000 9.625%,  2/14/2030
a,f
198,940
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
156,000 5.375%,  3/1/2029
a,f
152,126
Burlington Northern Santa Fe, LLC
136,000 5.500%,  3/15/2055 136,306
DCLI Bidco, LLC
130,000 7.750%,  11/15/2029
a
135,170
Delta Air Lines, Inc.
288,000 4.375%,  4/19/2028
f
288,087
230,000 5.250%,  7/10/2030 234,644
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
24,803 4.500%,  10/20/2025
a
24,773
ERAC USA Finance, LLC
277,000 5.200%,  10/30/2034
a
286,014
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 193,839
OneSky Flight, LLC
172,000 8.875%,  12/15/2029
a
180,867
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.200%,  11/15/2025
a
147,380
128,000 1.700%,  6/15/2026
a
125,630
Rand Parent, LLC
256,000 8.500%,  2/15/2030
a,f
266,001
RXO, Inc.
95,000 7.500%,  11/15/2027
a
96,599
Ryder System, Inc.
161,000 2.850%,  3/1/2027 158,161
Southwest Airlines Company
133,000 5.125%,  6/15/2027 134,608

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Transportation  0.4% - continued
Star Leasing Company, LLC
$ 99,000 7.625%,  2/15/2030
a
$ 96,202
Stena International SA
198,000 7.250%,  1/15/2031
a
201,865
Union Pacific Corporation
125,000 5.600%,  12/1/2054 126,940
United Airlines, Inc.
304,000 4.625%,  4/15/2029
a
299,345
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
82,263
136,000 6.375%,  2/1/2030
a,f
132,556
Watco Companies, LLC/Watco
Finance Corporation
91,000 7.125%,  8/1/2032
a
94,191
Total 4,300,795
U.S. Government & Agencies  6.1%
U.S. Treasury Bonds
1,774,000 3.625%,  5/15/2053 1,465,213
1,354,000 4.750%,  11/15/2053 1,356,327
7,561,000 4.625%,  2/15/2035 7,857,533
U.S. Treasury Notes
4,200,000 4.250%,  12/31/2025 4,202,920
29,100,000 4.375%,  7/31/2026 29,239,589
2,000,000 3.625%,  8/31/2027 1,999,922
11,400,000 4.125%,  7/31/2028 11,551,406
3,801,000 4.000%,  2/28/2030 3,845,098
Total 61,518,008
Utilities  2.2%
AEP Texas, Inc.
152,000 5.850%,  10/15/2055 151,321
AES Corporation
250,000 7.600%,  1/15/2055
b
258,964
254,000 3.950%,  7/15/2030
a
245,269
Algonquin Power & Utilities
Corporation
451,000 4.750%,  1/18/2082
b
440,063
Alliant Energy Corporation,
Convertible
144,000 3.875%,  3/15/2026 154,872
93,000 3.250%,  5/30/2028
a
95,836
Ameren Corporation
9,000 1.750%,  3/15/2028 8,501
American Electric Power
Company, Inc.
248,000 6.950%,  12/15/2054
b
268,399
131,000 2.300%,  3/1/2030 119,891
American Water Capital
Corporation
105,000 5.700%,  9/1/2055 106,644
American Water Capital
Corporation, Convertible
201,000 3.625%,  6/15/2026 201,281
Arizona Public Service Company
138,000 5.550%,  8/1/2033 144,336
Atmos Energy Corporation
177,000 5.450%,  1/15/2056
e
174,943
129,000 5.000%,  12/15/2054 120,071
Calpine Corporation
203,000 4.500%,  2/15/2028
a
202,144
Principal
Amount Long-Term Fixed Income  66.9% Value
Utilities  2.2% - continued
CenterPoint Energy, Inc.
$ 144,000 7.000%,  2/15/2055
b
$ 150,054
83,000 6.700%,  5/15/2055
b
85,715
198,000 1.450%,  6/1/2026 194,318
197,000 2.650%,  6/1/2031 178,300
CenterPoint Energy, Inc.,
Convertible
221,000 4.250%,  8/15/2026 245,310
165,000 3.000%,  8/1/2028
a
167,532
CMS Energy Corporation,
Convertible
157,000 3.375%,  5/1/2028 171,915
Consolidated Edison Company of
New York, Inc.
408,000 5.700%,  5/15/2054 418,170
Constellation Energy Generation,
LLC
204,000 5.750%,  3/15/2054 206,699
133,000 5.800%,  3/1/2033 142,082
Dominion Energy, Inc.
217,000 6.875%,  2/1/2055
b
227,128
217,000 7.000%,  6/1/2054
b
235,290
240,000 4.350%,  1/15/2027
b,h
236,405
161,000 3.375%,  4/1/2030 154,643
DTE Energy Company
140,000 4.875%,  6/1/2028 142,426
Duke Energy Carolinas, LLC
420,000 5.400%,  1/15/2054 416,441
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
231,604
187,000 5.800%,  6/15/2054 188,922
157,000 6.450%,  9/1/2054
b
165,836
139,000 4.500%,  8/15/2032 138,124
125,000 5.750%,  9/15/2033 132,770
Duke Energy Corporation,
Convertible
359,000 4.125%,  4/15/2026 385,386
Duke Energy Ohio, Inc.
136,000 5.550%,  3/15/2054 135,855
Edison International
220,000 5.000%,  12/15/2026
b,h
208,447
Enel Finance International NV
226,000 5.125%,  6/26/2029
a
231,518
Entergy Louisiana, LLC
178,000 5.800%,  3/15/2055 182,247
Evergy, Inc., Convertible
226,000 4.500%,  12/15/2027 283,969
Exelon Corporation
540,000 5.600%,  3/15/2053 527,896
130,000 4.050%,  4/15/2030 128,593
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
a
261,690
FirstEnergy Corporation,
Convertible
77,000 4.000%,  5/1/2026 79,965
277,000 3.625%,  1/15/2029
a
293,703
236,000 3.875%,  1/15/2031
a
254,644
Georgia Power Company
82,000 4.950%,  5/17/2033 83,648
Hawaiian Electric Company, Inc.
45,000 6.000%,  10/1/2033
a
45,391
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
a
141,663

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.9% Value
Utilities  2.2% - continued
Jersey Central Power & Light
Company
$ 280,000 2.750%,  3/1/2032
a
$ 250,352
Lightning Power, LLC
177,000 7.250%,  8/15/2032
a
187,393
Long Ridge Energy, LLC
151,000 8.750%,  2/15/2032
a
155,214
MidAmerican Energy Company
553,000 5.300%,  2/1/2055 538,044
National Rural Utilities Cooperative
Finance Corporation
10,000 4.850%,  2/7/2029 10,229
NextEra Energy Capital Holdings,
Inc.
258,000 5.900%,  3/15/2055 265,891
210,000 3.800%,  3/15/2082
b
204,784
331,000 6.750%,  6/15/2054
b
355,736
130,000 2.250%,  6/1/2030 118,693
113,000 5.300%,  3/15/2032 117,348
NextEra Energy Capital Holdings,
Inc., Convertible
163,000 3.000%,  3/1/2027 192,503
NiSource, Inc.
81,000 6.375%,  3/31/2055
b
83,834
261,000 5.850%,  4/1/2055 264,688
160,000 6.950%,  11/30/2054
b
166,501
130,000 2.950%,  9/1/2029 124,014
Northern States Power Company/
MN
136,000 5.400%,  3/15/2054 134,830
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
a
166,118
189,000 10.250%,  3/15/2028
a,b,h
206,079
120,000 3.375%,  2/15/2029
a
113,438
185,000 5.250%,  6/15/2029
a
184,401
83,000 6.000%,  2/1/2033
a
84,292
270,000 5.750%,  1/15/2034
a,e
269,724
83,000 6.250%,  11/1/2034
a
85,083
Oncor Electric Delivery Company,
LLC
178,000 5.550%,  6/15/2054 177,155
Pacific Gas and Electric Company
136,000 6.750%,  1/15/2053 146,533
266,000 5.550%,  5/15/2029 273,805
PG&E Corporation
72,000 5.000%,  7/1/2028 71,334
PG&E Corporation, Convertible
809,000 4.250%,  12/1/2027 818,142
Pinnacle West Capital Corporation,
Convertible
110,000 4.750%,  6/15/2027 118,140
PPL Capital Funding, Inc.
197,000 5.250%,  9/1/2034 201,482
PPL Capital Funding, Inc.,
Convertible
218,000 2.875%,  3/15/2028 248,847
San Diego Gas & Electric
Company
136,000 5.550%,  4/15/2054 133,734
Sempra
162,000 6.550%,  4/1/2055
b
165,542
162,000 6.625%,  4/1/2055
b
164,504
160,000 6.400%,  10/1/2054
b
163,486
162,000 6.875%,  10/1/2054
b
167,860
Principal
Amount Long-Term Fixed Income  66.9% Value
Utilities  2.2% - continued
$ 162,000 4.875%,  10/15/2025
b,h
$ 161,968
Southern California Edison
Company
272,000 5.450%,  6/1/2031 279,938
Southern Company
170,000 5.700%,  10/15/2032 180,012
300,000 4.850%,  3/15/2035 296,923
149,000 4.000%,  1/15/2051
b
148,459
432,000 3.750%,  9/15/2051
b
426,239
Southern Company, Convertible
198,000 3.875%,  12/15/2025 222,849
315,000 4.500%,  6/15/2027 350,123
121,000 3.250%,  6/15/2028
a
122,452
TerraForm Power Operating, LLC
289,000 5.000%,  1/31/2028
a
286,914
Virginia Electric and Power
Company
184,000 5.350%,  1/15/2054 176,818
Vistra Corporation
118,000 8.000%,  10/15/2026
a,b,h
120,697
129,000 7.000%,  12/15/2026
a,b,h
130,970
Vistra Operations Company, LLC
173,000 5.000%,  7/31/2027
a
172,427
WEC Energy Group, Inc.,
Convertible
171,000 4.375%,  6/1/2027 204,858
182,000 3.375%,  6/1/2028
a
188,006
173,000 4.375%,  6/1/2029 212,185
Xcel Energy, Inc.
213,000 4.600%,  6/1/2032 211,325
143,000 5.600%,  4/15/2035 148,239
XPLR Infrastructure Operating
Partners, LP
331,000 3.875%,  10/15/2026
a
326,249
XPLR Infrastructure, LP,
Convertible
220,000 2.500%,  6/15/2026
a,f
214,500
Total 21,878,738
Total Long-Term Fixed Income
(cost $670,788,449) 669,771,931
Shares Common Stock 15.4% Value
Communications Services  1.4%
10,008 Alphabet, Inc., Class A 2,432,945
13,194 Alphabet, Inc., Class C 3,213,399
10,494 AT&T, Inc. 296,351
15,459 Comcast Corporation 485,722
2,091 Match Group, Inc. 73,854
6,070 Meta Platforms, Inc. 4,457,687
1,183 Netflix, Inc.
k
1,418,322
147 New York Times Company 8,438
2,551 News Corporation, Class A 78,341
483 Spotify Technology SA
k
337,134
610 T-Mobile US, Inc. 146,022
544 Tripadvisor, Inc.
k
8,845
8,821 Uniti Group, Inc. 53,985
4,653 Verizon Communications, Inc. 204,499
2,728 Walt Disney Company 312,356
32,027 Warner Brothers Discovery, Inc.
k
625,487
12,687 Warner Music Group Corporation 432,119
Total 14,585,506

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.4% Value
Consumer Discretionary  1.6%
16,908 ADT, Inc. $ 147,269
1,312 Advance Auto Parts, Inc. 80,557
20,026 Amazon.com, Inc.
k
4,397,109
6,859 Aptiv plc
k
591,383
255 Asbury Automotive Group, Inc.
k
62,335
117 Booking Holdings, Inc. 631,715
509 Boot Barn Holdings, Inc.
k
84,352
1,358 Build-A-Bear Workshop, Inc. 88,555
9,017 Carnival Corporation
k
260,681
2,388 Columbia Sportswear Company 124,892
809 Crocs, Inc.
k
67,592
3,024 D.R. Horton, Inc. 512,477
1,511 DoorDash, Inc.
k
410,977
560 Etsy, Inc.
k
37,178
1,364 Expedia Group, Inc. 291,555
742 Frontdoor, Inc.
k
49,929
1,257 Garmin, Ltd. 309,499
153 Group 1 Automotive, Inc. 66,939
1,477 Hilton Worldwide Holdings, Inc. 383,193
3,105 Home Depot, Inc. 1,258,115
1,174 Laureate Education, Inc.
k
37,028
2,288 La-Z-Boy, Inc. 78,524
2,610 Lowe's Companies, Inc. 655,919
406 McDonald's Corporation 123,379
671 Modine Manufacturing Company
k
95,389
23 NVR, Inc.
k
184,797
3,412 O'Reilly Automotive, Inc.
k
367,848
1,831 Ross Stores, Inc. 279,026
1,228 SharkNinja, Inc.
k
126,668
19,759 Sony Group Corporation ADR
f
568,862
4,792 Tesla, Inc.
k
2,131,098
310 Ulta Beauty, Inc.
k
169,493
883 Universal Technical Institute, Inc.
k
28,742
2,626 Viking Holdings, Ltd.
k
163,232
271 Wingstop, Inc.
f
68,205
5,543 Wyndham Hotels & Resorts, Inc. 442,886
1,738 Wynn Resorts, Ltd. 222,933
Total 15,600,331
Consumer Staples  0.5%
695 Altria Group, Inc. 45,912
1,377 BJ's Wholesale Club Holdings,
Inc.
k
128,405
278 Casey's General Stores, Inc. 157,159
1,715 Church & Dwight Company, Inc. 150,285
1,711 Colgate-Palmolive Company 136,777
99 Costco Wholesale Corporation 91,637
51,230 Coty, Inc.
k
206,969
452 J & J Snack Foods Corporation 43,433
1,609 John B. Sanfilippo & Son, Inc. 103,427
26,832 Kenvue, Inc. 435,483
12,590 Keurig Dr Pepper, Inc. 321,171
42 Kimberly-Clark Corporation 5,222
2,835 Maplebear, Inc.
k
104,215
544 Marzetti Company 93,998
946 Monster Beverage Corporation
k
63,675
1,148 Philip Morris International, Inc. 186,206
2,401 Procter & Gamble Company 368,914
9,621 Sysco Corporation 792,193
1,096 Turning Point Brands, Inc. 108,351
12,655 Unilever plc ADR 750,188
6,520 Walmart, Inc. 671,951
Total 4,965,571
Shares Common Stock  15.4% Value
Energy  0.6%
3,661 Antero Midstream Corporation $ 71,170
1,454 Baker Hughes Company 70,839
450 Cheniere Energy, Inc. 105,741
308 Chevron Corporation 47,829
8,738 ConocoPhillips 826,527
18,978 Devon Energy Corporation 665,369
1,229 DHT Holdings, Inc. 14,687
23,386 Enterprise Products Partners, LP 731,280
1,637 EOG Resources, Inc. 183,540
2,952 Expand Energy Corporation 313,620
13,499 Exxon Mobil Corporation 1,522,012
12,355 Halliburton Company 303,933
1,335 Hess Midstream, LP 46,124
3,446 Kinder Morgan, Inc. 97,556
2,371 Marathon Petroleum Corporation 456,987
1,585 Matador Resources Company 71,214
4,356 Shell plc ADR 311,585
2,686 TechnipFMC plc 105,963
3,131 Williams Companies, Inc. 198,349
Total 6,144,325
Financials  2.4%
305 Affiliated Managers Group, Inc. 72,721
2,321 Allstate Corporation 498,203
7,021 Ally Financial, Inc. 275,223
1,836 Amalgamated Financial
Corporation 49,847
951 American Express Company 315,884
6,036 American International Group, Inc. 474,067
626 Ameriprise Financial, Inc. 307,523
3,028 Arch Capital Group, Ltd. 274,730
2,244 Associated Banc-Corp 57,693
2,020 Atlantic Union Bankshares
Corporation 71,286
34,055 Bank of America Corporation 1,756,897
1,669 Bank of N.T. Butterfield & Son, Ltd. 71,633
6,302 Bank of New York Mellon
Corporation 686,666
2,150 Beacon Financial Corporation 50,977
1,106 Berkshire Hathaway, Inc.
k
556,030
9,168 BlackRock Income Trust, Inc.,
Rights
k
541
109 BlackRock, Inc. 127,080
210 Blackstone Mortgage Trust, Inc. 3,866
52 Block, Inc.
k
3,758
3,762 Bridgewater Bancshares, Inc.
k
66,211
597 Byline Bancorp, Inc. 16,555
5,735 Capital One Financial Corporation 1,219,146
203 Central Pacific Financial
Corporation 6,159
16,728 Charles Schwab Corporation 1,597,022
2,346 Chubb, Ltd. 662,159
1,104 Citigroup, Inc. 112,056
694 Community Trust Bancorp, Inc. 38,829
2,040 Donnelley Financial Solutions, Inc.
k
104,917
20 Enact Holdings, Inc. 767
18 Encore Capital Group, Inc.
k
751
401 Enova International, Inc.
k
46,151
1,284 Enterprise Financial Services
Corporation 74,446
614 Federal Agricultural Mortgage
Corporation 103,140
451 Financial Institutions, Inc. 12,267
257 First Citizens BancShares, Inc./NC 459,814
82 First Financial Corporation 4,628

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.4% Value
Financials  2.4% - continued
146 First Mid-Illinois Bancshares, Inc. $ 5,530
924 Fiserv, Inc.
k
119,131
2,938 Fulton Financial Corporation 54,735
1,915 Glacier Bancorp, Inc. 93,203
623 Great Southern Bancorp, Inc. 38,159
609 Hometrust Bancshares, Inc. 24,932
1,060 Houlihan Lokey, Inc. 217,639
180 Independent Bank Corporation/MI 5,576
5,545 Intercontinental Exchange, Inc. 934,222
5,582 Invesco, Ltd. 128,051
2,012 Janus Henderson Group plc 89,554
7,774 JPMorgan Chase & Company 2,452,153
29,446 KeyCorp 550,346
1,253 M&T Bank Corporation 247,618
1,054 Marsh & McLennan Companies,
Inc. 212,413
826 Mastercard, Inc. 469,837
6,825 MetLife, Inc. 562,175
3,391 MGIC Investment Corporation 96,203
1,509 MidWestOne Financial Group, Inc. 42,690
565 Moody's Corporation 269,211
253 MSCI, Inc. 143,555
5,008 Nasdaq, Inc. 442,958
349 NMI Holdings, Inc.
k
13,381
1,615 Northern Trust Corporation 217,379
3,527 Northwest Bancshares, Inc. 43,700
728 OFG Bancorp 31,661
3,389 Old National Bancorp 74,389
6,575 Old Republic International
Corporation 279,240
1,793 Old Second Bancorp, Inc. 30,992
190 Orrstown Financial Services, Inc. 6,456
65 PNC Financial Services Group,
Inc. 13,060
486 Popular, Inc. 61,727
1,415 Progressive Corporation 349,434
2,418 Provident Financial Services, Inc. 46,619
1,512 RLI Corporation 98,613
3,093 Robinhood Markets, Inc.
k
442,856
798 S&P Global, Inc. 388,395
2,602 SEI Investments Company 220,780
3,951 Sony Financial Group, Inc. ADR
k,l
21,908
1,282 Tradeweb Markets, Inc. 142,276
1,902 Triumph Financial, Inc.
k
95,176
1,021 Trustmark Corporation 40,432
377 U.S. Bancorp 18,220
3,833 Visa, Inc. 1,308,510
24,459 Wells Fargo & Company 2,050,153
1,216 WesBanco, Inc. 38,827
698 Wintrust Financial Corporation 92,443
5,068 Zions Bancorp NA 286,747
Total 23,792,908
Health Care  1.7%
2,929 AbbVie, Inc. 678,181
5,494 ADMA Biologics, Inc.
k
80,542
3,259 Agilent Technologies, Inc. 418,293
1,473 Amgen, Inc. 415,681
493 ANI Pharmaceuticals, Inc.
k
45,159
13,846 Avantor, Inc.
k
172,798
918 Biogen, Inc.
k
128,593
4,214 BioMarin Pharmaceutical, Inc.
k
228,230
6,057 Boston Scientific Corporation
k
591,345
1,236 Cencora, Inc. 386,287
1,581 Cigna Group 455,723
Shares Common Stock  15.4% Value
Health Care  1.7% - continued
4,376 Concentra Group Holdings Parent,
Inc. $ 91,590
480 CorVel Corporation
k
37,162
3,141 Danaher Corporation 622,735
1,063 Dexcom, Inc.
k
71,529
1,100 Eli Lilly & Company 839,300
1,794 Encompass Health Corporation 227,874
6,006 Gilead Sciences, Inc. 666,666
914 Halozyme Therapeutics, Inc.
k
67,033
414 IDEXX Laboratories, Inc.
k
264,500
1,304 Illumina, Inc.
k
123,841
650 Incyte Corporation
k
55,127
1,855 Indivior plc
k
44,724
334 Insulet Corporation
k
103,116
756 Intuitive Surgical, Inc.
k
338,106
10,822 Johnson & Johnson 2,006,615
2,758 Labcorp Holdings, Inc. 791,711
446 Medpace Holdings, Inc.
k
229,315
7,026 Medtronic plc 669,156
12,773 Merck & Company, Inc. 1,072,038
845 Merit Medical Systems, Inc.
k
70,329
144 Mettler-Toledo International, Inc.
k
176,776
1,403 Neurocrine Biosciences, Inc.
k
196,953
443 Penumbra, Inc.
k
112,221
3,585 Pfizer, Inc. 91,346
3,593 Progyny, Inc.
k
77,321
651 Repligen Corporation
k
87,019
1,449 Royalty Pharma plc 51,121
12,356 Sanofi SA ADR 583,203
2,128 STERIS plc 526,552
3,524 Stevanato Group SPA
f
90,743
787 Stryker Corporation 290,930
1,053 Teleflex, Inc. 128,845
501 Tenet Healthcare Corporation
k
101,723
579 Thermo Fisher Scientific, Inc. 280,827
1,900 Twist Bioscience Corporation
k
53,466
331 United Therapeutics Corporation
k
138,759
2,176 UnitedHealth Group, Inc. 751,373
774 Vertex Pharmaceuticals, Inc.
k
303,129
608 Viemed Healthcare, Inc.
k
4,128
908 Waystar Holding Corporation
k
34,431
5,781 Zimmer Biomet Holdings, Inc. 569,429
Total 16,643,594
Industrials  1.5%
10,015 Amentum Holdings, Inc.
k
239,859
2,964 AMETEK, Inc. 557,232
67 Armstrong World Industries, Inc. 13,133
1,525 Automatic Data Processing, Inc. 447,588
179 Axon Enterprise, Inc.
k
128,458
2,246 Badger Infrastructure Solutions,
Ltd. 99,058
2,844 Barrett Business Services, Inc. 126,046
725 BWX Technologies, Inc. 133,668
2,055 Caterpillar, Inc. 980,543
47,341 CNH Industrial NV 513,650
26,188 CSX Corporation 929,936
165 Curtiss-Wright Corporation 89,585
14,684 Delta Air Lines, Inc. 833,317
1,351 Enerpac Tool Group Corporation 55,391
1,212 Expeditors International of
Washington, Inc. 148,579
12,916 Fastenal Company 633,401
480 Ferguson Enterprises, Inc. 107,798
7,748 Flowserve Corporation 411,729

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.4% Value
Industrials  1.5% - continued
4,703 Gates Industrial Corporation plc
k
$ 116,728
2,047 General Dynamics Corporation 698,027
961 General Electric Company 289,088
285 Graco, Inc. 24,214
116 Great Lakes Dredge & Dock
Corporation
k
1,391
2,519 Helios Technologies, Inc. 131,315
7,915 Hexcel Corporation 496,271
3,307 Honeywell International, Inc. 696,124
1,156 Howmet Aerospace, Inc. 226,842
122 ICF International, Inc. 11,322
204 IES Holdings, Inc.
k
81,121
3,340 Jacobs Solutions, Inc. 500,532
2,453 JB Hunt Transport Services, Inc. 329,119
412 Johnson Controls International plc 45,299
1,659 Knight-Swift Transportation
Holdings, Inc. 65,547
1,260 Korn Ferry 88,175
2,424 L3Harris Technologies, Inc. 740,314
1,193 Leidos Holdings, Inc. 225,429
845 Limbach Holdings, Inc.
k
82,066
717 Lincoln Electric Holdings, Inc. 169,090
2,146 Masco Corporation 151,057
181 McGrath RentCorp 21,231
534 Moog, Inc. 110,896
1,390 Old Dominion Freight Line, Inc. 195,684
636 Otis Worldwide Corporation 58,150
882 Parker-Hannifin Corporation 668,688
437 Quanta Services, Inc. 181,102
556 Republic Services, Inc. 127,591
826 Rockwell Automation, Inc. 288,712
932 Schneider National, Inc. 19,721
4,618 Southwest Airlines Company 147,360
2,622 Timken Company 197,122
192 Trane Technologies plc 81,016
1,458 Trex Company, Inc.
k
75,335
4,527 Uber Technologies, Inc.
k
443,510
826 UFP Industries, Inc. 77,223
826 Union Pacific Corporation 195,242
3,993 United Parcel Service, Inc. 333,535
303 United Rentals, Inc. 289,262
348 Veralto Corporation 37,100
740 Verisk Analytics, Inc. 186,117
406 Waste Management, Inc. 89,657
Total 15,442,296
Information Technology  4.2%
636 Adobe, Inc.
k
224,349
2,394 Advanced Micro Devices, Inc.
k
387,325
5,986 Amphenol Corporation 740,768
969 Analog Devices, Inc. 238,083
22,361 Apple, Inc. 5,693,781
452 Applied Materials, Inc. 92,542
320 AppLovin Corporation
k
229,933
2,939 Arista Networks, Inc.
k
428,242
2,007 Autodesk, Inc.
k
637,564
7,272 Broadcom, Inc. 2,399,106
533 Cadence Design Systems, Inc.
k
187,222
1,298 CDW Corporation 206,745
23,355 Cisco Systems, Inc. 1,597,949
1,558 CompoSecure, Inc. 32,438
1,965 Crane NXT Company 131,793
1,337 Datadog, Inc.
k
190,389
2,705 DocuSign, Inc.
k
195,003
5,816 Dropbox, Inc.
k
175,701
Shares Common Stock  15.4% Value
Information Technology  4.2% - continued
295 Fabrinet
k
$ 107,563
498 Flex, Ltd.
k
28,869
1,777 Fortinet, Inc.
k
149,410
2,639 International Business Machines
Corporation 744,620
2,410 JFrog, Ltd.
k
114,065
466 Keysight Technologies, Inc.
k
81,513
155 KLA Corporation 167,183
2,801 Lam Research Corporation 375,054
390 Littelfuse, Inc. 101,014
7,051 Micron Technology, Inc. 1,179,773
15,278 Microsoft Corporation 7,913,240
613 Monday.com, Ltd.
k
118,732
177 Monolithic Power Systems, Inc. 162,953
940 Motorola Solutions, Inc. 429,853
446 Napco Security Technologies, Inc. 19,156
26,012 Nokia Oyj ADR
f
125,118
42,174 NVIDIA Corporation 7,868,825
343 NXP Semiconductors NV 78,111
659 Onto Innovation, Inc.
k
85,156
2,051 Oracle Corporation 576,823
3,013 Palantir Technologies, Inc.
k
549,631
2,926 Pegasystems, Inc. 168,245
435 Plexus Corporation
k
62,940
188 PTC, Inc.
k
38,168
2,616 Qorvo, Inc.
k
238,265
6,697 Qualcomm, Inc. 1,114,113
138 RingCentral, Inc.
k
3,911
943 Salesforce, Inc. 223,491
16,548 Samsung Electronics Company,
Ltd. 992,058
938 SAP SE ADR 250,643
1,034 ServiceNow, Inc.
k
951,570
69 Silicon Laboratories, Inc.
k
9,048
4,515 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,260,994
5,596 TD SYNNEX Corporation 916,345
127 TE Connectivity plc 27,880
338 Texas Instruments, Inc. 62,101
4,324 Trimble, Inc.
k
353,055
1,888 TTM Technologies, Inc.
k
108,749
572 VeriSign, Inc. 159,914
2,617 Vontier Corporation 109,835
1,955 Western Digital Corporation 234,717
687 Zebra Technologies Corporation
k
204,149
2,126 Zoom Communications, Inc.
k
175,395
Total 42,431,181
Materials  0.5%
1,335 Albemarle Corporation 108,242
13,748 Amcor plc 112,459
10,183 Axalta Coating Systems, Ltd.
k
291,437
8,386 CF Industries Holdings, Inc. 752,224
5,024 Crown Holdings, Inc. 485,268
935 DuPont de Nemours, Inc. 72,837
3,019 Eastman Chemical Company 190,348
1,677 Ecolab, Inc. 459,263
2,788 Element Solutions, Inc. 70,174
10,462 Freeport-McMoRan, Inc. 410,320
1,368 Greif, Inc. 81,752
10,992 Ivanhoe Mines, Ltd.
k
116,578
1,116 Linde plc 530,100
1,252 Newmont Corporation 105,556
5,676 Nucor Corporation 768,701

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.4% Value
Materials  0.5% - continued
2,248 Olin Corporation $ 56,178
454 Packaging Corporation of America 98,940
2,545 Steel Dynamics, Inc. 354,849
405 Vulcan Materials Company 124,586
1,426 West Fraser Timber Company, Ltd. 96,939
Total 5,286,751
Real Estate  0.4%
457 Agree Realty Corporation 32,465
1,075 AvalonBay Communities, Inc. 207,658
4,273 Broadstone Net Lease, Inc. 76,358
3,490 CBRE Group, Inc.
k
549,884
7,795 Crown Castle, Inc. 752,139
4,729 Cushman and Wakefield plc
k
75,286
988 EPR Properties 57,314
10,609 Essential Properties Realty Trust,
Inc. 315,724
1,116 Extra Space Storage, Inc. 157,289
4,154 First Industrial Realty Trust, Inc. 213,806
27,973 Healthcare Realty Trust, Inc. 504,353
6,534 Host Hotels & Resorts, Inc. 111,209
848 Innovative Industrial Properties,
Inc. 45,436
619 Kite Realty Group Trust 13,804
3,731 Millrose Properties, Inc. 125,399
2,165 National Storage Affiliates Trust 65,426
2,553 Outfront Media, Inc. 46,771
8,048 Sabra Health Care REIT, Inc. 150,015
793 SBA Communications Corporation 153,327
681 Sila Realty Trust, Inc. 17,093
5,010 Tanger, Inc. 169,538
1,661 Terreno Realty Corporation 94,262
780 Xenia Hotels & Resorts, Inc. 10,702
Total 3,945,258
Utilities  0.6%
7,201 AES Corporation 94,765
2,474 Alliant Energy Corporation 166,772
229 Black Hills Corporation 14,104
1,709 Brookfield Infrastructure
Corporation 70,274
4,711 CenterPoint Energy, Inc. 182,787
27 Clearway Energy, Inc., Class C 763
2,059 Constellation Energy Corporation 677,555
7,416 Duke Energy Corporation 917,730
4,707 Edison International 260,203
11,938 Entergy Corporation 1,112,502
5,638 Evergy, Inc. 428,601
4,154 NiSource, Inc. 179,868
793 Northwestern Energy Group, Inc. 46,478
10,878 PG&E Corporation 164,040
7,056 Portland General Electric
Company 310,464
1,068 Spire, Inc. 87,064
13,114 UGI Corporation 436,172
2,674 Vistra Energy Corporation 523,890
Total 5,674,032
Total Common Stock
(cost $105,243,276) 154,511,753
Shares
Registered Investment
Companies   9.3% Value
U.S. Affiliated   8.5%
8,390,113 Thrivent Core Emerging Markets
Debt Fund $ 72,574,476
1,018,563 Thrivent Core International Equity
Fund 13,088,539
Total 85,663,015
U.S. Unaffiliated   0.8%
14,380 abrdn Asia-Pacific Income Fund,
Inc.
f
234,250
43,059 abrdn Income Credit Strategies
Fund 249,742
13,509 abrdn Total Dynamic Dividend
Fund 127,795
27,364 AllianceBernstein Global High
Income Fund, Inc. 306,750
39,038 Allspring Income Opportunities
Fund 273,656
9,956 BlackRock Capital Allocation Term
Trust 147,249
6,554 BlackRock Core Bond Trust 65,147
27,083 BlackRock Corporate High Yield
Fund, Inc. 257,289
30,673 BlackRock Credit Allocation
Income Trust 338,937
2,772 BlackRock Debt Strategies Fund,
Inc. 29,439
4,227 BlackRock Enhanced Equity
Dividend Trust 38,508
19,538 BlackRock Enhanced Global
Dividend Trust 226,055
11,668 BlackRock Enhanced International
Dividend Trust 67,091
9,168 BlackRock Income Trust, Inc. 103,048
24,461 BlackRock Multi-Sector Income
Trust 327,533
22,091 Blackstone Strategic Credit 2027
Term Fund 268,848
21,815 Cornerstone Strategic Investment
Fund, Inc. 180,628
30,283 Eaton Vance Limited Duration
Income Fund 307,372
12,368 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 112,549
5,154 iShares Preferred and Income
Securities ETF 162,970
437 iShares Semiconductor ETF 118,479
50,149 Nuveen Credit Strategies Income
Fund 264,285
19,794 Nuveen Preferred Income
Opportunities Fund 162,311
21,682 PGIM Global High Yield Fund, Inc. 279,264
20,601 PGIM High Yield Bond Fund, Inc. 296,242
10,074 Pimco Dynamic Income Fund 199,465
16,611 PIMCO High Income Fund 82,889
16,869 PIMCO Income Strategy Fund II
f
128,036
3,074 Tri-Continental Corporation 104,516
13,602 Vanguard Short-Term Corporate
Bond ETF 1,087,208
5,408 Virtus Convertible & Income Fund 81,120
19,867 Virtus Dividend, Interest &
Premium Strategy Fund 258,470
4,526 Virtus Equity & Convertible Income
Fund 113,648
44,226 Voya Global Equity Dividend &
Premium Opportunity Fund 262,260

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  9.3% Value
U.S. Unaffiliated   0.8%  - continued
5,193 Western Asset Diversified Income
Fund $ 76,389
67,749 Western Asset High Income
Opportunity Fund, Inc. 260,156
Total 7,599,594
Total Registered Investment
Companies (cost $94,619,217) 93,262,609
Shares Preferred Stock 1.5% Value
Basic Materials  <0.1%
8,960 Albemarle Corporation,
Convertible, 7.250% 339,405
Total 339,405
Capital Goods  0.1%
16,506 Boeing Company, Convertible,
6.000% 1,148,322
Total 1,148,322
Communications Services  0.1%
24,275 AT&T, Inc., 4.750%
h
483,558
15,250 Telephone and Data Systems, Inc.,
6.000%
h
301,950
Total 785,508
Financials  1.1%
10,000 AEGON Funding Company, LLC,
5.100% 205,500
20,000 Allstate Corporation, 5.100%
h
444,800
5,436 Apollo Global Management, Inc.,
Convertible, 6.750% 382,042
5,622 Ares Management Corporation,
Convertible, 6.750% 279,357
7,800 Athene Holding, Ltd., 5.625%
h
171,288
20,775 Bank of America Corporation,
4.250%
h
375,404
16,050 Bank of America Corporation,
4.375%
h
298,209
8,025 Bank of America Corporation,
4.750%
h
164,272
14,550 Bank of America Corporation,
5.000%
h
310,206
603 Bank of America Corporation,
Convertible, 7.250%
h
771,840
3,900 Capital One Financial Corporation,
4.800%
h
75,153
19,525 Capital One Financial Corporation,
5.000%
h
394,014
3,900 Charles Schwab Corporation,
4.450%
f,h
76,635
2,750 Citizens Financial Group, Inc.,
7.375%
h
72,738
6,425 Corebridge Financial, Inc., 6.375% 157,734
7,800 Fifth Third Bancorp, 4.950%
h
161,460
7,800 Huntington Bancshares, Inc./OH,
4.500%
h
144,924
16,000 JPMorgan Chase & Company,
4.200%
h
302,080
16,050 JPMorgan Chase & Company,
4.625%
h
325,334
16,250 JPMorgan Chase & Company,
4.750%
h
340,925
3,900 KeyCorp, 5.650%
h
89,817
Shares Preferred Stock  1.5% Value
Financials  1.1% - continued
15,950 KeyCorp, 6.200%
b,h
$ 402,578
9,747 KKR & Company, Inc.,
Convertible, 6.250% 510,255
3,900 MetLife, Inc., 4.750%
h
81,354
13,050 Morgan Stanley, 4.250%
h
240,642
10,400 Morgan Stanley, 5.850%
h
254,696
13,084 Morgan Stanley, 7.125%
h
332,464
13,025 Public Storage, 4.125%
h
228,328
5,025 Public Storage, 4.625%
h
98,641
1,275 Public Storage, 4.700%
h
25,424
7,800 Regions Financial Corporation,
4.450%
h
144,690
3,900 Regions Financial Corporation,
5.700%
b,h
95,511
3,500 Synovus Financial Corporation,
8.397%
b,h
92,225
7,800 Truist Financial Corporation,
4.750%
h
159,900
10,000 U.S. Bancorp, 4.000%
h
168,500
15,000 Wells Fargo & Company, 4.250%
h
266,550
16,050 Wells Fargo & Company, 4.375%
h
291,950
7,800 Wells Fargo & Company, 4.700%
h
152,802
11,800 Wells Fargo & Company, 4.750%
h
232,932
846 Wells Fargo & Company,
Convertible, 7.500%
h
1,044,209
Total 10,367,383
Technology  0.1%
5,906 Hewlett Packard Enterprise
Company, Convertible, 7.625% 401,018
6,178 Microchip Technology, Inc.,
Convertible, 7.500% 364,687
Total 765,705
Utilities  0.1%
15,500 CMS Energy Corporation, 4.200%
h
300,235
6,803 Nextera Energy, Inc., Convertible,
7.234% 319,945
6,366 NextEra Energy, Inc., Convertible,
7.299% 317,472
13,600 Southern Company, 4.950% 285,328
Total 1,222,980
Total Preferred Stock
(cost $15,586,968) 14,629,303
Shares
Collateral Held for Securities
Loaned 1.5% Value
14,770,839 Thrivent Cash Management Trust 14,770,839
Total Collateral Held for
Securities Loaned
(cost $14,770,839) 14,770,839
Shares or
Principal
Amount Short-Term Investments 7.8% Value
Federal Home Loan Bank Discount
Notes
300,000 4.250%, 10/24/2025
m,n
299,194
200,000 4.240%, 10/29/2025
m,n
199,351
800,000 4.150%, 11/19/2025
m,n
795,745
400,000 3.935%, 12/12/2025
m,n
396,873
800,000 3.890%, 12/17/2025
m,n
793,318

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  7.8% Value
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.200%, 10/8/2025
m,n
$ 99,910
800,000 3.915%, 12/8/2025
m,n
794,089
400,000 3.900%, 12/23/2025
m,n
396,402
Federal National Mortgage
Association Discount Notes
100,000 4.155%, 10/22/2025
m,n
99,754
200,000 3.960%, 12/3/2025
m,n
198,629
1,700,000 3.860%, 12/22/2025
m,n
1,684,891
State Street Institutional U.S.
Government Money Market
Fund
32,753,328 4.090%
m
32,753,328
Thrivent Core Short-Term Reserve
Fund
3,928,648 4.410% 39,286,479
U.S. Treasury Bills
100,000 4.233%, 10/2/2025
m,o
99,989
100,000 4.206%, 10/14/2025
m,o
99,854
400,000 3.899%, 12/9/2025
m,o
397,037
Total Short-Term Investments
(cost $78,394,687) 78,394,843
Total Investments (cost
$979,403,436) 102.4% $1,025,341,278
Other Assets and Liabilities, Net
(2.4%) (24,320,638)
Total Net Assets 100.0% $1,001,020,640
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $223,361,904 or
22.3% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2025.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2025.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Conservative Allocation Fund as of September 30, 2025
was $23,800 or 0.00% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 144,113
Credit Suisse Group AG  12/4/2013 150,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Conservative Allocation
Fund as of September 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 13,060,923
Common Stock 1,255,649
Total lending $14,316,572
Gross amount payable upon return of
collateral for securities loaned $14,770,839
Net amounts due to counterparty $454,267
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 63,080,921 – 63,080,921 –
Basic Materials 6,676,553 – 6,676,553 –
Capital Goods 17,595,027 – 17,595,027 –
Collateralized Mortgage Obligations 74,273,143 – 74,273,143 –
Commercial Mortgage-Backed Securities 12,040,083 – 12,040,083 –
Communications Services 19,647,820 – 19,647,820 –
Consumer Cyclical 28,965,323 – 28,965,323 –
Consumer Non-Cyclical 28,718,919 – 28,718,919 –
Energy 23,327,943 – 23,327,943 –
Financials 79,040,019 – 79,040,019 –
Foreign Government 802,806 – 802,806 –
Mortgage-Backed Securities 205,092,778 – 205,092,778 –
Technology 22,813,055 – 22,813,055 –
Transportation 4,300,795 – 4,300,795 –
U.S. Government & Agencies 61,518,008 – 61,518,008 –
Utilities 21,878,738 – 21,878,738 –
Common Stock
Communications Services 14,585,506 14,585,506 – –
Consumer Discretionary 15,600,331 15,600,331 – –
Consumer Staples 4,965,571 4,965,571 – –
Energy 6,144,325 6,144,325 – –
Financials 23,792,908 23,771,000 – 21,908
Health Care 16,643,594 16,643,594 – –
Industrials 15,442,296 15,343,238 99,058 –
Information Technology 42,431,181 41,439,123 992,058 –
Materials 5,286,751 5,170,173 116,578 –
Real Estate 3,945,258 3,945,258 – –
Utilities 5,674,032 5,674,032 – –
Preferred Stock
Basic Materials 339,405 339,405 – –
Capital Goods 1,148,322 1,148,322 – –
Communications Services 785,508 785,508 – –
Financials 10,367,383 10,367,383 – –
Technology 765,705 765,705 – –
Utilities 1,222,980 1,222,980 – –
Registered Investment Companies
U.S. Unaffiliated 7,599,594 7,599,594 – –
Short-Term Investments 39,108,364 32,753,328 6,355,036 –
Subtotal Investments in Securities $885,620,945 $208,264,376 $677,334,661 $21,908
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 85,663,015
Affiliated Short-Term Investments 39,286,479
Collateral Held for Securities Loaned 14,770,839
Subtotal Other Investments $139,720,333
Total Investments at Value $1,025,341,278
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 978,132 978,132 – –
Total Asset Derivatives $978,132 $978,132 $– $–
Liability Derivatives
Futures Contracts 493,750 76,604 417,146 –
Credit Default Swaps 2,198 – 2,198 –
Total Liability Derivatives $495,948 $76,604 $419,344 $–
The following table presents Conservative Allocation Fund's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$5,361,111 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 13 December 2025 $ 2,709,697 ( $ 517)
CME E-mini S&P 500 Index 172 December 2025 57,182,409 770,841
CME Ultra Long Term U.S. Treasury Bond 4 December 2025 468,918 11,332
ICE mini MSCI EAFE Index 108 December 2025 14,983,089 57,531
ICE US mini MSCI Emerging Markets Index 30 December 2025 2,003,476 36,074
Total Futures Long Contracts $ 77,347,589 $ 875,261
CBOT U.S. Long Bond (21) December 2025 ( $ 2,403,456) ( $ 45,013)
CME E-mini Russell 2000 Index (44) December 2025 (5,371,026) (31,074)
CME E-mini S&P Mid-Cap 400 Index (16) December 2025 (5,343,807) 85,887
CME Euro Foreign Exchange Currency (65) December 2025 (9,597,467) 16,467
Eurex Euro STOXX 50 Index (231) December 2025 (14,645,654) (417,146)
Total Futures Short Contracts ( $ 37,361,410) ($390,879)
Total Futures Contracts $ 39,986,179 $484,382

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Conservative Allocation Fund's credit default swap contracts held as of September 30, 2025. Investments totaling
$596,880 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 11,735,000 $ – ( $ 2,198) ( $ 2,198)
Total Credit Default Swaps $– ($2,198) ($2,198)
1 As the buyer of protection, Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Conservative Allocation Fund
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Fund, is as follows:
Fund
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $76,878 $3,253 $11,960 $72,574 8,390 7.2%
Core International Equity 10,415 – 5 13,089 1,019 1.3
Total U.S. Affiliated Registered Investment
Companies 87,293 85,663 8.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 42,696 62,042 65,452 39,286 3,929 3.9
Total Affiliated Short-Term Investments 42,696 39,286 3.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,942 109,760 104,931 14,771 14,771 1.5
Total Collateral Held for Securities Loaned 9,942 14,771 1.5
Total Value $139,931 $139,720
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2025
- 9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,340) $6,743 $– $3,253
Core International Equity 0 2,679 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 1 (1) – 903
Total Income/Non Cash Income from Affiliated Investments $4,156
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 43
Total Affiliated Income from Securities Loaned, Net $43
Total ($2,339) $9,421 $–

Notes to Schedule of Investments
as of September 30, 2025
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Fund records its investments at
fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Fund's investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided
by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Fund's investment Adviser as the
valuation designee, responsible for daily valuation of the Fund's securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Fund's
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do
not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— The Fund may invest in
derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.

Notes to Schedule of Investments
as of September 30, 2025
(unaudited)

Derivatives are financial instruments whose value is derived from another security, an index or a currency. The Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. The Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Fund because the exchange’s
clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Using derivatives to hedge can guard against potential risks, but it also adds to the
Fund's expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The
provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty
risk by only entering into agreements with counterparties that it believes has the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— The Fund may buy put and call options and write put
and covered call options. The Fund intends to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Fund may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral

Notes to Schedule of Investments
as of September 30, 2025
(unaudited)

posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the nine months ended September 30, 2025, the Fund
did not engage in options.
Futures Contracts
— The Fund may use futures contracts to
manage the exposure to interest rate and market or currency
fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Fund may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the nine months ended September 30, 2025,
Conservative Allocation used treasury futures to manage the
duration and yield curve exposure of the respective Fund
versus its benchmark; used equity futures to manage exposure to the equities market; and used foreign exchange futures to hedge the currency risk.
Swap Agreements
— The Fund may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements
are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The
Fund may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the

Notes to Schedule of Investments
as of September 30, 2025
(unaudited)

credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the nine months ended September 30, 2025,
Conservative Allocation used CDX Indices (comprised of CDSs)
to help manage credit risk exposures within the Fund.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may take a "long" or "short" position with respect to the underlying referenced asset.
During the nine months ended September 30, 2025,
Conservative Allocation used total return swaps to manage
exposure to the equities market.
For financial reporting purposes, the Fund does not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Fund.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Fund receives dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.  Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred.  However, in the event the
Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual shareholder report.